    As filed with the Securities and Exchange Commission on August 26, 2008

                                                 File Nos. 333-97085; 811-08475

================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                               -----------------

                                   FORM N-4


     Registration Statement Under The Securities Act of 1933                         [X]
                          Pre-Effective Amendment No.                                [_]
                          Post-Effective Amendment No. 21                            [X]

  Registration Statement Under the Investment Company Act of 1940                    [X]
                        Amendment No. 92                                             [X]


                Genworth Life of New York VA Separate Account 1
                          (Exact Name of Registrant)

                  Genworth Life Insurance Company of New York
                              (Name of Depositor)

             666 Third Avenue, 9th Floor, New York, New York 10017 (Address of Depositor's Principal Executive Office, Zip Code)

                                (804) 281-6000
              (Depositor's Telephone Number, Including Area Code)

                              Heather Harker, Esq
                 Vice President and Associate General Counsel
                  Genworth Life Insurance Company of New York
                             6610 W. Broad Street
                           Richmond, Virginia 23230
               (Name and Complete Address of Agent for Service)

          -----------------------------------------------------------

Approximate Date of Proposed Public Offering: Upon the effective date of this Post-Effective Amendment to the Registration Statement.

It is proposed that this filing will become effective:


[X] immediately upon filing pursuant to paragraph (b) of Rule 485;

[_] on (date), pursuant to paragraph (b) of Rule 485;


[_] 60 days after filing pursuant to paragraph (a)(1) of Rule 485;

[_] on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate check the following box:

[_] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Flexible Premium Variable Deferred Annuity Contracts.

================================================================================

                     SUPPLEMENT DATED SEPTEMBER 8, 2008 TO

                       PROSPECTUS DATED MAY 1, 2008 FOR

         FLEXIBLE PURCHASE PAYMENT VARIABLE DEFERRED ANNUITY CONTRACTS

                                   ISSUED BY

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                                  THROUGH ITS

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.

A. Portfolios Not Available to New Contracts

The following Portfolios are not available as investment options under contracts issued on or after September 8, 2008:

   AIM Variable Insurance Funds -- AIM V.I. Basic Value Fund -- Series II Shares BlackRock Variable Series Funds, Inc. -- BlackRock Large Cap Growth V.I.
   Fund -- Class III Shares
   GE Investments Funds, Inc. -- Income Fund -- Class 1 Shares
   GE Investments Funds, Inc. -- Mid-Cap Equity Fund -- Class 1 Shares
   GE Investments Funds, Inc. -- Premier Growth Equity Fund -- Class 1 Shares
   GE Investments Funds, Inc. -- S&P 500(R) Index Fund
   Legg Mason Partners Variable Equity Trust -- Legg Mason Partners Variable Aggressive
     Growth Portfolio -- Class II
   Legg Mason Partners Variable Equity Trust -- Legg Mason Partners Variable Fundamental
     Value Portfolio -- Class I
   MFS(R) Variable Insurance Trust -- MFS(R) Investors Trust Series -- Service Class Shares
   Oppenheimer Variable Account Funds -- Oppenheimer MidCap Fund/VA -- Service Shares
   Rydex Variable Trust -- NASDAQ-100(R) Fund

The table in the "Subaccounts" section of your contract prospectus is revised accordingly.

B. New Subaccounts

Effective September 8, 2008, nine new Subaccounts will be available under your contract. Each new Subaccount will invest in a Portfolio of the Genworth Variable Insurance Trust (the "Trust"). The Portfolios of the Trust (the "Trust Portfolios") are new and are being offered as investment options under the contracts for the first time as of the date of this supplement. The Trust Portfolios are advised by Genworth Financial Wealth Management, Inc. ("GFWM"), an affiliate of Genworth Life and Annuity Insurance Company ("we" or the "Company"). (Capitalized terms not defined in this supplement have the meaning assigned to them in the contract prospectus.)

The Trust Portfolios are:

   Genworth Calamos Growth Fund
   Genworth Columbia Mid Cap Value Fund
   Genworth Davis NY Venture Fund
   Genworth Eaton Vance Large Cap Value Fund
   Genworth Legg Mason Partners Aggressive Growth Fund
   Genworth PIMCO StocksPLUS Fund
   Genworth Putnam International Capital Opportunities Fund
   Genworth Thornburg International Value Fund
   Genworth Western Asset Management Core Plus Fixed Income Fund



19779NY SUPPB 09/08/08

Accordingly, the table in the "Subaccounts" section of your contract prospectus is revised by adding the following disclosure:



                   Subaccount Investing In            Investment Objective           Adviser (and Sub-Advisers)
                   ------------------------------------------------------------------------------------------------
GENWORTH VARIABLE  Genworth Calamos Growth     The fund's investment objective     Genworth Financial Wealth
INSURANCE TRUST    Fund                        is long-term capital growth.        Management, Inc. (subadvised
                                                                                   by Calamos Advisors LLC)
                   ------------------------------------------------------------------------------------------------
                   Genworth Columbia Mid Cap   The fund's investment objective     Genworth Financial Wealth
                   Value Fund                  is long-term capital appreciation.  Management, Inc. (subadvised by Columbia Management
                                                                                   Advisors, LLC)
                   ------------------------------------------------------------------------------------------------
                   Genworth Davis NY Venture   The fund's investment objective     Genworth Financial Wealth
                   Fund                        is long-term growth of capital.     Management, Inc. (subadvised by
                                                                                   Davis Selected Advisers, L.P.)
                   ------------------------------------------------------------------------------------------------
                   Genworth Eaton Vance Large  The fund's investment objective     Genworth Financial Wealth
                   Cap Value Fund              is to seek total return.            Management, Inc. (subadvised
                                                                                   by Eaton Vance Management)
                   ------------------------------------------------------------------------------------------------
                   Genworth Legg Mason         The fund's investment objective     Genworth Financial Wealth
                   Partners Aggressive Growth  is to seek capital appreciation.    Management, Inc. (subadvised
                   Fund                                                            by ClearBridge Advisors, LLC)
                   ------------------------------------------------------------------------------------------------
                   Genworth PIMCO              The fund's investment objective     Genworth Financial Wealth
                   StocksPLUS Fund             is to seek total return which       Management, Inc. (subadvised
                                               exceeds that of the S&P 500         by Pacific Investment
                                               Index.                              Management Company LLC)
                   ------------------------------------------------------------------------------------------------
                   Genworth Putnam             The fund's investment objective     Genworth Financial Wealth
                   International Capital       is long-term capital appreciation.  Management, Inc. (subadvised
                   Opportunities Fund                                              by Putnam Investment
                                                                                   Management, LLC)
                   ------------------------------------------------------------------------------------------------
                   Genworth Thornburg          The fund's investment objective     Genworth Financial Wealth
                   International Value Fund    is to seek long-term capital        Management, Inc. (subadvised
                                               appreciation by investing in        by Thornburg Investment
                                               equity and fixed income             Management, Inc.)
                                               securities of all types.
                   ------------------------------------------------------------------------------------------------
                   Genworth Western Asset      The fund's investment objective     Genworth Financial Wealth
                   Management Core Plus Fixed  is to maximize total return,        Management, Inc. (subadvised
                   Income Fund                 consistent with prudent             by Western Asset Management
                                               investment management and           Company and Western Asset
                                               liquidity needs, by investing to    Management Company Limited)
                                               obtain the average duration
                                               specified for the fund.
                   ------------------------------------------------------------------------------------------------



The "Subaccount" and "Asset Allocation Program" sections of the contract prospectus are supplemented by the disclosure below regarding the potential conflicts of interest that the Company and its affiliates are subject to relating to the receipt of compensation from the Trust Portfolios:

   Like other Portfolios available as investment options under the contracts, each Trust Portfolio pays fees that are deducted from Trust Portfolio assets. These fees include a management fee payable to GFWM and "Rule 12b-1 fees" payable to Capital Brokerage Corporation, an affiliate of the Company that serves as the principal underwriter for the Trust Portfolios and the contracts. The management fee payable to GFWM varies among the Trust Portfolios. A portion of each such management fee is paid to the sub-adviser that provides day-to-day management of the Trust Portfolio, and the remainder is retained by GFWM. Each Trust Portfolio pays Rule 12b-1 fees at an annual rate of 0.25% of its average daily net assets of the Trust Portfolio for certain distribution activities and shareholder services relating to the Trust Portfolio. Through your indirect investment in the Trust Portfolios, you pay a proportionate share of these expenses and, because GFWM is an affiliate of the Company, the Company may indirectly benefit as a result of management and other fees received by GFWM and its affiliates from a Trust Portfolio. (The minimum and maximum total annual operating expenses of the Portfolios are disclosed in the "Fee Table" section of the contract prospectus. Information concerning each Portfolio's fees and expenses appears in the prospectus for the Portfolio.)

   As disclosed in the "Subaccounts" section of the contract prospectus, the Company has entered into agreements with either the investment adviser or distributor of each of the Portfolios available under your contract (and/or, in certain cases, with the Portfolio itself), under which the adviser, distributor or Portfolio makes payments to the Company and/or to certain of its affiliates. These payments may be made in connection with certain administrative and other services we provide relating to the Portfolios. With regard to the Trust Portfolios, the Company has entered into an agreement with GFWM whereby GFWM pays the Company an amount from GFWM's own resources for such services. The amount the Company expects to receive from GFWM in 2008 under such agreement is within the range of amounts received by the Company with respect to assets allocated to other Portfolios during 2007 (0.05% to 0.40% of contract assets allocated to such Portfolios, as disclosed in the "Subaccount" section of the contract prospectus).

   In addition, the Company or Capital Brokerage Corporation may receive payments out of Rule 12b-1 fees paid by Portfolios other than the Trust Portfolios available in your contract from the investment adviser or distributor of such other Portfolios in consideration of services provided and expenses incurred in distributing shares of the other Portfolios.

   In general, the total compensation received and retained by the Company and its affiliates (including GFWM) from the Trust Portfolios (typically, management fees remaining after payment of the sub-adviser plus Rule 12b-1 fees from the Trust Portfolios and payments for administrative services from GFWM to the Company) will be as high as or greater than the total compensation received from a Portfolio other than a Trust Portfolio (the payments for administrative services from the Portfolio or the adviser or distributor of such Portfolio plus any Rule 12b-1 payments received). Therefore, the Company will generally benefit to the extent that a greater portion of your contract assets is allocated to the Trust Portfolios.

   As discussed in the "Asset Allocation Program" section of the contract prospectus, GFWM serves as the contract owner's investment adviser for the purposes of the development of the Asset Allocation Models (except for the Build Your Own Asset Allocation Model) and periodic updates of the Asset Allocation Models. Part of GFWM's responsibility is to determine how available Portfolios, including the Trust Portfolios, can be used to implement the asset class allocations of the Asset Allocation Models. Effective September 8, 2008, the Asset Allocation Models, including the Build Your Own Asset Allocation Model, will include allocations to certain Trust Portfolios, and GFWM has an incentive to include Trust Portfolios in the Asset Allocation Models, and/or to specify greater allocations to such Trust Portfolios, that results from the compensation received by it and its affiliates relating to the Trust Portfolios. You should consider this when deciding to invest in accordance with an Asset Allocation Model.

   Notwithstanding this incentive, GFWM does not intend to give any preference to the Trust Portfolios when constructing the Asset Allocation Models. GFWM considers various factors in determining allocations to each Portfolio for each Asset Allocation Model, which may include historical style analysis and asset performance and multiple regression analyses, as well as qualitative assessments of a Portfolio's portfolio manager and expected future market and economic conditions. While Portfolios are not required to report their current securities holdings directly to GFWM, this analysis is generally made based on the historic security holdings of the Portfolios as described in public documents, including those of the Trust Portfolios.

   As investment adviser to the Trust Portfolios, GFWM will not make decisions regarding the purchase and sale of specific securities for the Trust Portfolios -- those decisions are made by the sub-advisers to the Trust Portfolios -- but GFWM's duties as investment adviser will likely give it access to non-public information about the holdings of the Trust Portfolios. However, in order to establish a "level playing field" among all the available Portfolios for purposes of developing the Asset Allocation Models, GFWM has established an information barrier between its investment management staff responsible for supervision of the Trust Portfolio sub-advisers and the investment management staff responsible for developing the Asset Allocation Models. Therefore, contract owners should not assume that the relevant GFWM personnel will be more knowledgeable about the holdings and investment styles of the Trust Portfolios than those of Portfolios advised by third parties. This information barrier does not, however, eliminate the incentive for GFWM personnel to include Trust Portfolios in the Asset Allocation Models, and/or to recommend greater allocations to Trust Portfolios, that results from the compensation received by GFWM and its affiliates relating to the Trust Portfolios.

   In addition, certain of the optional riders available for purchase under the contract require assets to be invested in an Investment Strategy, which may include one or more of the Asset Allocation Models or certain Designated Subaccounts. Therefore, investment in a Asset Allocation Model as the Investment Strategy under a rider may result in an additional economic benefit to GFWM and to GFWM's affiliates, including the Company, by virtue of the fees received from the Trust Portfolios. You should consider this when deciding to invest in an Asset Allocation Model as the Investment Strategy. Currently, none of the Trust Portfolios are Designated Subaccounts.

C. Asset Allocation Program -- Update to the Asset Allocation Models

The "Asset Allocation Program" section of the contract prospectus is revised to reflect that new Asset Allocation Models are available and effective on September 8, 2008. If you purchased your contract prior to September 8, 2008, and you are participating in a Model, you will remain in that Model as it was previously constituted until the earlier of October 24, 2008, or the Valuation Day we receive instructions from you to participate in the updated Model. On that date, we will reallocate your Contract Value in accordance with any changes to the Model you have selected. The new Asset Allocation Models, including the Build Your Own Asset Allocation Model, are provided in the tables below. The prospectus is revised accordingly.

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS



                                                              Portfolios                                    Model A Model B
----------------------------------------------------------------------------------------------------------------------------
Equities
----------------------------------------------------------------------------------------------------------------------------
Large Cap Growth             Genworth Legg Mason Partners Aggressive Growth Fund                               2%      4%
                             -----------------------------------------------------------------------------------------------
                             Janus Aspen Forty Portfolio -- Service Shares                                     2%      4%
----------------------------------------------------------------------------------------------------------------------------
Large Cap Value              Franklin Templeton VIP Mutual Shares Securities Fund -- Class 2 Shares            1%      3%
                             -----------------------------------------------------------------------------------------------
                             Genworth Eaton Vance Large Cap Value Fund                                         2%      3%
----------------------------------------------------------------------------------------------------------------------------
Large Cap Core               Genworth PIMCO StocksPLUS Fund                                                    3%      6%
                             -----------------------------------------------------------------------------------------------
                             Oppenheimer Main Street Fund/VA -- Service Shares                                 2%      5%
----------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth               Federated Kaufmann Fund II -- Service Shares                                      1%      1%
----------------------------------------------------------------------------------------------------------------------------
Mid Cap Value                Genworth Columbia Mid Cap Value Fund                                              1%      1%
----------------------------------------------------------------------------------------------------------------------------
Small Cap Core               Oppenheimer Main Street Small Cap Fund/VA -- Service Shares                       0%      1%
----------------------------------------------------------------------------------------------------------------------------
Global Equity                Oppenheimer Global Securities Fund/VA -- Service Shares                           1%      2%
----------------------------------------------------------------------------------------------------------------------------
Foreign Large Cap Growth     AIM V.I. International Growth Fund -- Series II shares                            1%      2%
                             -----------------------------------------------------------------------------------------------
                             Columbia Marsico International Opportunities Fund, Variable Series -- Class B     1%      2%
----------------------------------------------------------------------------------------------------------------------------
Foreign Large Cap Core       Genworth Thornburg International Value Fund                                       1%      1%
----------------------------------------------------------------------------------------------------------------------------
Foreign Large Cap Value      AllianceBernstein International Value Portfolio -- Class B                        1%      2%
----------------------------------------------------------------------------------------------------------------------------
Foreign Small/Mid Cap        Genworth Putnam International Capital Opportunities Fund                          1%      2%
----------------------------------------------------------------------------------------------------------------------------
Natural Resources            Natural Resources Portfolio -- Class II                                           0%      0%
----------------------------------------------------------------------------------------------------------------------------
Real Estate (U.S. REITs)     GE Investments Funds Real Estate Securities Fund -- Class 1 Shares                0%      1%
----------------------------------------------------------------------------------------------------------------------------

    Total % Equities                                                                                          20%     40%
----------------------------------------------------------------------------------------------------------------------------

Fixed Income
----------------------------------------------------------------------------------------------------------------------------
Long Duration                PIMCO VIT Long-Term U.S. Government Portfolio -- Administrative Class Shares      4%      3%
----------------------------------------------------------------------------------------------------------------------------
Medium Duration              Genworth Western Asset Management Core Plus Fixed Income Fund                    10%      7%
                             -----------------------------------------------------------------------------------------------
                             PIMCO VIT Total Return Portfolio -- Administrative Class Shares                  10%      8%
----------------------------------------------------------------------------------------------------------------------------
Short Duration               PIMCO VIT Low Duration Portfolio -- Administrative Class Shares                  32%     24%
----------------------------------------------------------------------------------------------------------------------------
TIPS                         American Century VP Inflation Protection Fund -- Class II                        16%     12%
----------------------------------------------------------------------------------------------------------------------------
Domestic High Yield          PIMCO VIT High Yield Portfolio -- Administrative Class Shares                     4%      3%
----------------------------------------------------------------------------------------------------------------------------
Bank Loans                   Eaton Vance VT Floating-Rate Income Fund                                          4%      3%
----------------------------------------------------------------------------------------------------------------------------

    Total % Fixed Income                                                                                      80%     60%
----------------------------------------------------------------------------------------------------------------------------


                                 Portfolios                                    Model C Model D Model E
------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
Genworth Legg Mason Partners Aggressive Growth Fund                               6%      8%     10%
------------------------------------------------------------------------------------------------------
Janus Aspen Forty Portfolio -- Service Shares                                     6%      8%     10%
------------------------------------------------------------------------------------------------------
Franklin Templeton VIP Mutual Shares Securities Fund -- Class 2 Shares            5%      6%      8%
------------------------------------------------------------------------------------------------------
Genworth Eaton Vance Large Cap Value Fund                                         5%      7%      8%
------------------------------------------------------------------------------------------------------
Genworth PIMCO StocksPLUS Fund                                                    8%     11%     13%
------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Fund/VA -- Service Shares                                 7%     10%     12%
------------------------------------------------------------------------------------------------------
Federated Kaufmann Fund II -- Service Shares                                      2%      2%      3%
------------------------------------------------------------------------------------------------------
Genworth Columbia Mid Cap Value Fund                                              2%      2%      3%
------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA -- Service Shares                       1%      2%      3%
------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA -- Service Shares                           3%      4%      5%
------------------------------------------------------------------------------------------------------
AIM V.I. International Growth Fund -- Series II shares                            3%      4%      5%
------------------------------------------------------------------------------------------------------
Columbia Marsico International Opportunities Fund, Variable Series -- Class B     2%      3%      4%
------------------------------------------------------------------------------------------------------
Genworth Thornburg International Value Fund                                       2%      2%      3%
------------------------------------------------------------------------------------------------------
AllianceBernstein International Value Portfolio -- Class B                        4%      5%      6%
------------------------------------------------------------------------------------------------------
Genworth Putnam International Capital Opportunities Fund                          2%      3%      4%
------------------------------------------------------------------------------------------------------
Natural Resources Portfolio -- Class II                                           1%      1%      1%
------------------------------------------------------------------------------------------------------
GE Investments Funds Real Estate Securities Fund -- Class 1 Shares                1%      2%      2%
------------------------------------------------------------------------------------------------------

                                                                                 60%     80%    100%
------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------
PIMCO VIT Long-Term U.S. Government Portfolio -- Administrative Class Shares      2%      1%      0%
------------------------------------------------------------------------------------------------------
Genworth Western Asset Management Core Plus Fixed Income Fund                     5%      2%      0%
------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio -- Administrative Class Shares                   5%      3%      0%
------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio -- Administrative Class Shares                  16%      8%      0%
------------------------------------------------------------------------------------------------------
American Century VP Inflation Protection Fund -- Class II                         8%      4%      0%
------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio -- Administrative Class Shares                     2%      1%      0%
------------------------------------------------------------------------------------------------------
Eaton Vance VT Floating-Rate Income Fund                                          2%      1%      0%
------------------------------------------------------------------------------------------------------

                                                                                 40%     20%      0%
------------------------------------------------------------------------------------------------------

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS
                     BUILD YOUR OWN ASSET ALLOCATION MODEL



                      Core Asset Class                                                                    Fixed Income Asset
                       (20% to 80%)                              Specialty Asset Class (0% to 20%)        Class (20% to 60%)
--------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund -- Series I shares                  AIM V.I. Capital Appreciation Fund --    Fidelity VIP Investment
AIM V.I. International Growth Fund -- Series II shares         Series I shares                          Grade Bond Portfolio --
AllianceBernstein Balanced Wealth Strategy Portfolio --       AllianceBernstein Global Technology       Service Class 2
 Class B                                                       Portfolio -- Class B                    Genworth Western Asset
AllianceBernstein Growth and Income Portfolio -- Class B      AllianceBernstein International Value     Management Core Plus
BlackRock Basic Value V.I. Fund -- Class III Shares            Portfolio -- Class B                     Fixed Income Fund
BlackRock Global Allocation V.I. Fund -- Class III Shares     AllanceBernstein Small Cap Growth        PIMCO VIT Long-Term U.S.
Columbia Marsico Growth Fund, Variable Series -- Class A       Portfolio -- Class B                     Government Portfolio --
Fidelity VIP Balanced Portfolio -- Service Class 2            American Century VP Inflation             Administrative Class
Fidelity VIP Contrafund(R) Portfolio -- Service Class 2        Protection Fund -- Class II              Shares
Fidelity VIP Equity-Income Portfolio -- Service Class 2       BlackRock Value Opportunities V.I. Fund  PIMCO VIT Low Duration
Fidelity VIP Growth & Income Portfolio -- Service Class 2      -- Class III Shares                      Portfolio --
Franklin Templeton VIP Founding Funds Allocation Fund --      Columbia Marsico International            Administrative Class
 Class 2 Shares                                                Opportunities Fund, Variable Series --   Shares
Franklin Templeton VIP Franklin Income Securities Fund --      Class B                                 PIMCO VIT Total Return
 Class 2 Shares                                               Eaton Vance VT Floating-Rate Income Fund  Portfolio --
Franklin Templeton VIP Mutual Shares Securities Fund --       Evergreen VA Omega Fund -- Class 2        Administrative Class
 Class 2 Shares                                               Federated High Income Bond Fund II --     Shares
Franklin Templeton VIP Templeton Growth Securities             Service Shares
 Fund -- Class 2 Shares                                       Federated Kaufmann Fund II -- Service
GE Investments Funds Core Value Equity Fund -- Class 1         Shares
 Shares                                                       Fidelity VIP Dynamic Capital
GE Investments Funds Total Return Fund -- Class 3 Shares       Appreciation Portfolio -- Service
GE Investments Funds U.S. Equity Fund -- Class 1 Shares        Class 2
Genworth Davis NY Venture Fund                                Fidelity VIP Growth Portfolio --
Genworth Eaton Vance Large Cap Value Fund                      Service Class 2
Genworth PIMCO StocksPLUS Fund                                Fidelity VIP Mid Cap Portfolio --
Janus Aspen Balanced Portfolio -- Service Shares               Service Class 2
MFS(R) Total Return Series -- Service Class Shares            Fidelity VIP Value Strategies Portfolio
Oppenheimer Balanced Fund/VA -- Service Shares                 -- Service Class 2
Oppenheimer Capital Appreciation Fund/VA -- Service           GE Investments Funds Real Estate
 Shares                                                        Securities Fund -- Class 1 Shares
Oppenheimer Global Securities Fund/VA -- Service Shares       GE Investments Funds Small-Cap Equity
Oppenheimer Main Street Fund/VA -- Service Shares              Fund -- Class 1 Shares
Universal Institutional Funds Equity and Income Portfolio --  Genworth Calamos Growth Fund
 Class II Shares                                              Genworth Columbia Mid Cap Value Fund
Van Kampen LIT Comstock Portfolio -- Class II Shares          Genworth Legg Mason Partners Aggressive
                                                               Growth Fund
                                                              Genworth Putnam International Capital
                                                               Opportunities Fund
                                                              Genworth Thornburg International Value
                                                               Fund
                                                              Janus Aspen Forty Portfolio -- Service
                                                               Shares
                                                              MFS(R) Utilities Series -- Service
                                                               Class Shares
                                                              Oppenheimer Main Street Small Cap
                                                               Fund/VA -- Service Shares
                                                              PIMCO VIT All Asset Portfolio --
                                                               Advisor Class Shares
                                                              PIMCO VIT High Yield Portfolio --
                                                               Administrative Class Shares
                                                              Prudential Jennison Portfolio -- Class
                                                               II Shares
                                                              Prudential Jennison 20/20 Focus
                                                               Portfolio -- Class II Shares
                                                              Prudential Natural Resources Portfolio
                                                               -- Class II Shares


D. Qualified Retirement Plans

The following disclosure is added as a new subsection in the "Tax Matters" provision of the prospectus under the heading "Qualified Retirement Plans." The disclosure is provided in connection with certain Code requirements applicable to IRAs and certain requirements applicable to Qualified Contracts covered by ERISA.

   Disclosure Pursuant to Code and ERISA Requirements

   The ongoing fees and expenses of the contracts and the charges you may pay when you surrender or take withdrawals from your contract, as well as the range of fees and expenses of the Portfolios that you will pay indirectly when your assets are allocated to the Portfolios, are discussed above in the "Fee Tables" provision of the prospectus. More detail concerning each Portfolio's fees and expenses is included in the prospectus for each Portfolio.

   GFWM, the investment adviser under the Asset Allocation Program, is an affiliate of the Company. There is no direct fee for participation in the Asset Allocation Program, and GFWM receives no compensation for its asset allocation services. However, the Company may receive fees from the investment adviser or distributor of a Portfolio for certain administrative and other services we provide to you or to the Portfolio relating to the allocation of your assets to the Portfolio, and the amount of these fees may vary from Portfolio to Portfolio. Furthermore, the Company or our affiliate Capital Brokerage Corporation may receive Rule 12b-1 fees in varying amounts from the Portfolios or their distributors for distribution and related services. In addition, GFWM serves as the investment adviser to the Trust and receives advisory fees in varying amounts from the Trust Portfolios that have been chosen by GFWM for inclusion in the Asset Allocation Models. Additional information on the fees payable to the Company and Capital Brokerage Corporation by the Portfolios and their advisers and distributors, including the range of such fees, is included in the "Subaccounts" provision of the prospectus. Additional information regarding the Asset Allocation Program and the potential conflicts of interest to which GFWM is subject is included in the "Asset Allocation Program" provision of the prospectus.

   When you purchase a contract through a broker-dealer, the broker-dealer is paid a commission and may be paid a separate marketing allowance. The maximum aggregate amount of such compensation is 8.6% of a contract owner's aggregate purchase payments. The broker-dealer firm generally pays a portion of such commission to its representative who assisted you with the purchase, and that amount will vary depending on the broker-dealer and the individual representative. One broker-dealer offering the contracts, Genworth Financial Services Corporation, is an affiliate of the Company. The Company has no agreement with any broker-dealer and any representative of a broker-dealer that limits the insurance and investment products or other securities they offer to those issued by the Company.

   By signing the application for the contract, you acknowledge receipt of these disclosures and approve the purchase of the contract, the Asset Allocation Program, and the investments made pursuant to the Asset Allocation Program.

                    SUPPLEMENT DATED SEPTEMBER   , 2008 TO

                       PROSPECTUS DATED MAY 1, 2008 FOR

         FLEXIBLE PURCHASE PAYMENT VARIABLE DEFERRED ANNUITY CONTRACTS

                                   ISSUED BY

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                                  THROUGH ITS

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.

A. New Living Benefit Rider Option: Lifetime Income Plus Solution

Effective September   , 2008, a new living benefit rider option, Lifetime
Income Plus Solution, will be made available to contract owners. The disclosure in your prospectus is revised and updated as described below to accommodate the addition of this living benefit rider option. Lifetime Income Plus Solution may not be available in all markets.

    1. Definitions

   The following definitions are added in the "Definitions" section of the prospectus:

       Lifetime Income Plus Solution -- The marketing name for one of the Guaranteed Minimum Withdrawal Benefit for Life Riders discussed in the prospectus. This rider may be referred to by either name in this prospectus. The rider may be issued with or without the Principal Protection Death Benefit. For purposes of this prospectus, references to Lifetime Income Plus Solution include a rider issued with or without the Principal Protection Death Benefit, as applicable, unless stated otherwise.

       Maximum Anniversary Value -- For Lifetime Income Plus Solution, an amount used to calculate the benefit base for benefits provided under the rider.

       Purchase Payment Benefit Amount -- For Lifetime Income Plus Solution, an amount used to calculate the benefit base for benefits provided under the rider.

   The following definitions in the "Definitions" section of the prospectus are revised to reflect the addition of Lifetime Income Plus Solution:

       Benefit Date -- For the Guaranteed Minimum Withdrawal Benefit for Life Riders (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution), the date that will be the later of the Contract Date and the Valuation Day of the most recent reset.

       Benefit Year -- For the Guaranteed Minimum Withdrawal Benefit for Life Riders (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution), each one-year period following the Benefit Date and each anniversary of that date. For Lifetime Income Plus 2008 and Lifetime Income Plus Solution, each one-year period following the Contract Date and each anniversary of that date.

       Gross Withdrawal -- For Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 and Lifetime Income Plus Solution, an amount withdrawn from Contract Value, including any surrender charge, any taxes withheld and any premium taxes assessed.

       Roll-Up Value -- An amount used to calculate the Withdrawal Limit for benefits provided under Lifetime Income Plus 2007 and Lifetime Income Plus 2008. For Lifetime Income Plus Solution, the Roll-Up Value is an amount used to calculate the benefit base for benefits provided under the rider.



19779NY SUPP   09/  /08

       Withdrawal Base -- An amount used to establish the Withdrawal Limit for benefits provided under the Guaranteed Minimum Withdrawal Benefit for Life Riders (except for Lifetime Income Plus Solution).

    2. Fee Table

   The fee table on pages 9-10 of the "Fee Tables" section of the prospectus is replaced in its entirety with the following disclosure:

   The next table describes the fees and expenses that you will pay periodically during the time you own the contract, not including Portfolio fees and expenses.



Periodic Charges Other Than Portfolio Expenses
--------------------------------------------------------------------------------------------------------------------
Separate Account Annual Expenses (as a percentage of your average daily net assets in the Separate Account)
--------------------------------------------------------------------------------------------------------------------
 Mortality and Expense Risk Charge                                                   1.55%
--------------------------------------------------------------------------------------------------------------------
 Administrative Expense Charge                                                       0.15%
--------------------------------------------------------------------------------------------------------------------
Maximum Total Separate Account Annual Expenses                                       1.70%
--------------------------------------------------------------------------------------------------------------------

Living Benefit Rider Options/1/ (as a percentage of your average daily net assets in the Separate Account)
--------------------------------------------------------------------------------------------------------------------
                                                                   Current Charge            Maximum Charge/2/
                                                             -------------------------------------------------------
Lifetime Income Plus/3/
 Single Annuitant Contract                                             0.60%                       2.00%
                                                             -------------------------------------------------------
 Joint Annuitant Contract                                              0.75%                       2.00%
--------------------------------------------------------------------------------------------------------------------
Lifetime Income Plus 2007/4/
 Single Annuitant Contract                                             0.75%                       2.00%
                                                             -------------------------------------------------------
 Joint Annuitant Contract                                              0.85%                       2.00%
--------------------------------------------------------------------------------------------------------------------
Principal Protection Advantage/5/                                      0.40%                       1.00%
--------------------------------------------------------------------------------------------------------------------
Payment Optimizer Plus
 Single Annuitant Contract                                             0.50%                       1.25%
                                                             -------------------------------------------------------
 Joint Annuitant Contract                                              0.65%                       1.25%
--------------------------------------------------------------------------------------------------------------------

Living Benefit Rider Options/1,6/
--------------------------------------------------------------------------------------------------------------------
                                                                   Current Charge            Maximum Charge/2/
                                                             -------------------------------------------------------
Lifetime Income Plus 2008 without the Principal Protection
 Death Benefit
 Single Annuitant Contract                                   0.75% of benefit base       2.00% of benefit base
                                                             -------------------------------------------------------
 Joint Annuitant Contract                                    0.85% of benefit base       2.00% of benefit base
--------------------------------------------------------------------------------------------------------------------
Lifetime Income Plus 2008 with the Principal Protection
Death Benefit -- Annuitant Age 45-70
 Single Annuitant Contract                                   0.75% of benefit base plus  2.00% of benefit base plus
                                                             0.15% of value of           0.50% of value of
                                                             Principal Protection        Principal Protection
                                                             Death Benefit               Death Benefit
                                                             -------------------------------------------------------
 Joint Annuitant Contract                                    0.85% of benefit base plus  2.00% of benefit base plus
                                                             0.15% of value of           0.50% of value of
                                                             Principal Protection        Principal Protection
                                                             Death Benefit               Death Benefit
--------------------------------------------------------------------------------------------------------------------

                                                                   Current Charge            Maximum Charge/2/
                                                             -------------------------------------------------------
Lifetime Income Plus 2008 with the Principal Protection
Death Benefit -- Annuitant Age 71-85
 Single Annuitant Contract                                   0.75% of benefit base plus  2.00% of benefit base plus
                                                             0.40% of value of           0.50% of value of
                                                             Principal Protection        Principal Protection
                                                             Death Benefit               Death Benefit
                                                             -------------------------------------------------------
 Joint Annuitant Contract                                    0.85% of benefit base plus  2.00% of benefit base plus
                                                             0.40% of value of           0.50% of value of
                                                             Principal Protection        Principal Protection
                                                             Death Benefit               Death Benefit
--------------------------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution without the Principal
 Protection Death Benefit
 Single or Joint Annuitant Contract                          0.85% of benefit base       2.00% of benefit base
--------------------------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the Principal Protection
Death Benefit -- Annuitant Age 45-70
 Single or Joint Annuitant Contract                          0.85% of benefit base plus  2.00% of benefit base plus
                                                             0.15% of value of           0.50% of value of
                                                             Principal Protection        Principal Protection
                                                             Death Benefit               Death Benefit
--------------------------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the Principal Protection
Death Benefit -- Annuitant Age 71-85
 Single or Joint Annuitant Contract                          0.85% of benefit base plus  2.00% of benefit base plus
                                                             0.40% of value of           0.50% of value of
                                                             Principal Protection        Principal Protection
                                                             Death Benefit               Death Benefit
--------------------------------------------------------------------------------------------------------------------

Death Benefit Rider Options (as a percentage of your Contract Value at the time the charge is taken)/7/
--------------------------------------------------------------------------------------------------------------------
                                                                   Current Charge            Maximum Charge/2/
                                                             -------------------------------------------------------
Annual Step-Up Death Benefit Rider Option                              0.20%                       0.20%
--------------------------------------------------------------------------------------------------------------------



  /1/ None of the living benefit rider options may be elected together or in any combination. Only one may be elected and it must be elected at the time of application. Not all riders may be available in all markets. We reserve the right to discontinue offering these riders at any time and for any reason.

  /2/ The maximum charge reflects the charge that the rider is guaranteed never to exceed.

  /3/ Lifetime Income Plus is not available for contracts issued on or after May 1, 2007.

  /4/ Lifetime Income Plus 2007 is not available for contracts issued on or after December 10, 2007.

  /5/ Principal Protection Advantage is not available for contracts issued on or after January 5, 2007.

  /6/ We assess a charge for the guaranteed minimum withdrawal benefit provided by Lifetime Income Plus 2008 and Lifetime Income Plus Solution. The charge for the guaranteed minimum withdrawal benefit is calculated quarterly as a percentage of the benefit base, as defined and determined under each rider, and deducted quarterly from the Contract Value. On the Contract Date, the benefit base equals Contract Value. The benefit base will change and may be higher than the Contract Value on any given day.

       If you purchased Lifetime Income Plus 2008 or Lifetime Income Plus Solution with the Principal Protection Death Benefit, another charge will be assessed for the Principal Protection Death Benefit. The charge for the Principal Protection Death Benefit is calculated quarterly as a percentage of the value of the Principal Protection Death Benefit, as defined and determined under each rider, and deducted quarterly from the Contract Value. On the Contract Date, the value of the Principal Protection Death Benefit equals the initial purchase payment. The charge for the Principal Protection Death Benefit is higher if any Annuitant is age 71 or older at the time of application or when an Annuitant is added to the contract.

       The charges for each rider will be deducted at the end of the calendar quarter.

       Lifetime Income Plus 2008 is not available for contracts issued on or
       after September     , 2008.

  /7/ The charge for the Annual Step-Up Death Benefit Rider Option is taken in arrears on each contract anniversary and at the time the contract is surrendered.

    3. Annual Portfolio Expenses

   The maximum "Total Annual Portfolio Operating Expenses (before fee waivers or reimbursements)" in the table of Annual Portfolio Expenses on page 10 of the prospectus is revised from 8.98% to 2.35% to reflect that the XTF Advisors Trust-ETF 60 Portfolio-Class II Shares has ceased operations and has been liquidated and, therefore, is no longer an available Subaccount under your contract.

    4. Examples

   The first set of Examples on page 11 of the "Examples" section of the prospectus is replaced in its entirety with the following disclosure:

       Examples

       These Examples are intended to help you compare the costs of investing in the contract with the costs of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract and optional rider charges, and Portfolio fees and expenses.

       The Examples show the dollar amount of expenses you would bear directly or indirectly if you:

      .  invested $10,000 in the contract for the time periods indicated;

      .  earned a 5% annual return on your investment;

      . elected Lifetime Income Plus Solution with the Principal Protection Death Benefit;

      .  elected the Annual Step-Up Death Benefit Rider; and

      .  surrendered your contract at the end of the stated period.

       Each Example assumes that the maximum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below. The Example does not include the effect of any taxes or tax penalties that may be assessed upon surrender of the contract.



Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
$1,229      $3,465      $5,141       $9,280



       The next Example uses the same assumptions as the prior Example, except that it assumes you decide to annuitize your contract or that you decide not to surrender your contract at the end of the stated time period.



Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
 $689       $2,115      $3,611       $7,750



       Please remember that you are looking at Examples and not a representation of past or future expenses. Your rate of return may be higher or lower than 5%, which is not guaranteed. The Examples do not assume that any Portfolio expense waivers or fee reimbursement arrangements are in effect for the periods presented. The above Examples assume:

      . Separate Account charges of 1.70% (deducted daily at an effective annual rate of the assets in the Separate Account);

      . for Lifetime Income Plus Solution with the Principal Protection Death Benefit, a charge of 2.00% of benefit base plus a charge of 0.50% of the value of the Principal Protection Death Benefit (deducted quarterly from Contract Value); and

      . a charge of 0.20% for the Annual Step-Up Death Benefit Rider (deducted annually in arrears as a percentage of the Contract Value).

       If the optional riders are not elected, the expense figures shown above would be lower.

    5. Synopsis

   The first three paragraphs under the question, "What optional benefits are available under this contract?" on page 13 of the "Synopsis" section of the prospectus are replaced with the following disclosure:

       What optional benefits are available under this contract? We offer several optional benefits by rider under this prospectus. The riders may not be available in all markets.

       The Living Benefit Rider Options. We currently offer two "living benefit rider options" under this prospectus. You may not purchase the riders together or in any combination. Four other living benefit riders, Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 and Principal Protection Advantage, are no longer offered for sale.

       Four Guaranteed Minimum Withdrawal Benefit for Life Riders are discussed in this prospectus: Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 and Lifetime Income Plus Solution. Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 and Lifetime Income Plus Solution provide guaranteed withdrawals until the last death of an Annuitant, at least equal to purchase payments, with upside potential, provided you meet certain conditions. Lifetime Income Plus is not available for contracts issued on or after May 1, 2007. Lifetime Income Plus 2007 is not available for contracts issued on or after December 10, 2007. Lifetime Income Plus 2008 is not available for
       contracts issued on or after September     , 2008. To receive the full
       benefit provided by each of the Guaranteed Minimum Withdrawal Benefit for Life Riders, you must allocate all purchase payments and Contract Value in accordance with the Investment Strategy prescribed by the particular rider. If you purchase Lifetime Income Plus 2008 or Lifetime Income Plus Solution, you must always allocate purchase payments and Contract Value in accordance with the Investment Strategy prescribed by that rider. Please see the "Surrenders and Partial Withdrawals -- Guaranteed Minimum Withdrawal Benefit for Life Rider Options" provision of this prospectus for more information about the riders and their features.

    6. Asset Allocation Program

   The disclosure in the "Asset Allocation Program" section of the prospectus is revised to reflect the following:

       Contract owners that purchase Lifetime Income Plus Solution may elect Asset Allocation Model A, Model B, Model C or Model D or the Build Your Own Asset Allocation Model (or invest in one or more of the Designated Subaccounts) as the Investment Strategy required by the rider.

       A contract owner who has purchased Lifetime Income Plus Solution and has elected an Asset Allocation Model as the Investment Strategy can notify us in writing that the owner has elected to reject a change or update to the Asset Allocation Model. That notification must include new allocation instructions. Contract owners that own Lifetime Income Plus Solution must allocate all purchase payments and Contract Value in accordance with the Investment Strategy and any attempt to allocate purchase payments and Contract Value otherwise will be considered not in good order and rejected.

    7. Charges and Other Deductions -- Charges for the Living Benefit Rider Options

   The following disclosure is added under the "Charges for the Living Benefit Rider Options" section of the prospectus on page 35:

       Lifetime Income Plus Solution

       You may purchase Lifetime Income Plus Solution with or without the Principal Protection Death Benefit. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. The charge for the guaranteed minimum withdrawal benefit is calculated quarterly as a percentage of the benefit base, as defined and determined under the rider, and deducted quarterly from the Contract Value. On the Contract Date, the benefit base equals Contract Value. The benefit base will change and may be higher than the Contract Value on any given day.

       If you purchase Lifetime Income Plus Solution with the Principal Protection Death Benefit, then you will be assessed a charge for the Principal Protection Death Benefit that is in addition to the charge for the guaranteed minimum withdrawal benefit under the rider. The charge for the Principal Protection Death Benefit is calculated quarterly as a percentage of the value of the Principal Protection Death Benefit, as defined and determined under the rider, and deducted quarterly from the Contract Value. On the Contract Date, the value of the Principal Protection Death Benefit equals your initial purchase payment. The charge for the Principal Protection Death Benefit is higher if any annuitant is age 71 or older at the time of application.

       If you reset your benefits under the rider, we will reset the charges for the rider, which may be higher than your previous charges.

       We currently assess the following charges for the rider, calculated and deducted as described above:



Lifetime Income Plus Solution without the Principal Protection Death Benefit
  Single or Joint Annuitant Contract      0.85% of benefit base
--------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the Principal Protection Death Benefit -- Annuitant Age 45-70
  Single or Joint Annuitant Contract      0.85% of benefit base plus
                                          0.15% of value of Principal Protection Death Benefit
--------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the Principal Protection Death Benefit -- Annuitant Age 71-85
  Single or Joint Annuitant Contract      0.85% of benefit base plus
                                          0.40% of value of Principal Protection Death Benefit
--------------------------------------------------------------------------------------------------



       The charges for Lifetime Income Plus Solution without the Principal Protection Death Benefit will never exceed 2.00% of benefit base. The charges for Lifetime Income Plus Solution with the Principal Protection Death Benefit will never exceed 2.00% of benefit base plus 0.50% of the value of the Principal Protection Death Benefit.

       On the day the rider and/or the contract terminates, the charges for this rider will be calculated, pro rata, and deducted.

       Lifetime Income Plus Solution and the Principal Protection Death Benefit may not be available in all markets. We reserve the right to discontinue offering Lifetime Income Plus Solution and/or the Principal Protection Death Benefit at any time and for any reason.

    8. Defined Dollar Cost Averaging Program

   The disclosure in the "Defined Dollar Cost Averaging Program" section of the prospectus is revised to reflect that the Defined Dollar Cost Averaging Program is available if you have elected Lifetime Income Plus Solution at the time of application.

    9. Guaranteed Minimum Withdrawal Benefit for Life Rider Options

   The first paragraph under the "Guaranteed Minimum Withdrawal Benefit for Life Rider Options" section of the prospectus on page 47 is replaced in its entirety with the following:

       We currently offer one Guaranteed Minimum Withdrawal Benefit for Life Rider Option under this prospectus: Lifetime Income Plus Solution. Three other Guaranteed Minimum Withdrawal Benefit for Life Riders, Lifetime Income Plus, Lifetime Income Plus 2007 and Lifetime Income Plus 2008, are no longer available for contracts issued on or after May 1, 2007,
       December 10, 2007 and September     , 2008, respectively. We have
       designed the Guaranteed Minimum Withdrawal Benefit for Life Rider Options to protect you from outliving your Contract Value by providing for a guaranteed minimum withdrawal benefit that is not affected by the market performance of the Subaccounts in which your assets are allocated. Prior to the Annuity Commencement Date, if you meet the conditions of the respective rider, as discussed more fully below, you will be eligible to make withdrawals from your contract over a period of time at least equal to the amount of the purchase payments you made to the contract. These Guaranteed Minimum Withdrawal Benefit for Life Rider Options are discussed in separate sections below.

   10. Lifetime Income Plus Solution

   The following disclosure is added under the "Guaranteed Minimum Withdrawal Benefit for Life Rider Options" section of the prospectus on page 47:

       Lifetime Income Plus Solution

       Lifetime Income Plus Solution provides guaranteed withdrawals for the life of the Annuitant(s), at least equal to purchase payments, with upside potential, provided you meet certain conditions. First, you must allocate all purchase payments and Contract Value to the prescribed Investment Strategy. You must also limit total Gross Withdrawals in each Benefit Year to an amount no greater than the Withdrawal Limit. Then, you will be eligible to receive total Gross Withdrawals in each Benefit Year equal to the Withdrawal Limit until the last death of an Annuitant.

       You may purchase Lifetime Income Plus Solution with or without the Principal Protection Death Benefit. The Principal Protection Death Benefit is a feature available only with Lifetime Income Plus Solution. It cannot be elected separately from Lifetime Income Plus Solution. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. If you purchase Lifetime Income Plus Solution with the Principal Protection Death Benefit, a charge will be assessed for the Principal Protection Death Benefit that is in addition to the charge for the guaranteed minimum withdrawal benefit under the rider.

       Lifetime Income Plus Solution and the Principal Protection Death Benefit may not be available in all markets. We reserve the right to discontinue offering Lifetime Income Plus Solution and the Principal Protection Death Benefit at any time and for any reason. If you wish to elect Lifetime Income Plus Solution, with or without the Principal Protection Death Benefit, you must do so at the time of application. Lifetime Income Plus Solution, with or without the Principal Protection Death Benefit, may be purchased with the Annual Step-Up Death Benefit Rider, but not with any of the other death benefit rider options.

       References to Lifetime Income Plus Solution include a rider issued with or without the Principal Protection Death Benefit, as applicable, unless stated otherwise.

       You may terminate this rider without terminating the contract on any contract anniversary on or after the fifth contract anniversary.

       Investment Strategy for Lifetime Income Plus Solution. In order to receive the full benefit provided by Lifetime Income Plus Solution, you must invest all purchase payments and allocations in accordance with a prescribed Investment Strategy.

       Investment Strategies may change from time to time. You may allocate your assets in accordance with your Investment Strategy prescribed at the time the contract was issued, or in accordance with the Investment Strategy in effect at the time you reset your benefit. Therefore, you may have assets allocated to an Investment Strategy that is different than the Investment Strategy described in this prospectus. Your ability to choose different Investment Strategies is limited, as described below.

       The Investment Strategy includes Designated Subaccounts and five of the Asset Allocation Models (Asset Allocation Models A, B, C and D and the Build Your Own Asset Allocation Model). Under this Investment Strategy, contract owners may allocate assets to either one of the four available Asset Allocation Models or to one or more Designated Subaccounts or to the Build Your Own Asset Allocation Model. Contract owners, however, may elect to participate in the Defined Dollar Cost Averaging program, which permits the owner to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund to one of the available Investment Strategy options. The Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund is only available as part of the Defined Dollar Cost Averaging program. For more information about the Defined Dollar Cost Averaging program, the Asset Allocation Models and the Subaccounts comprising each of the Asset Allocation Models and the Designated Subaccounts, please see the "Defined Dollar Cost Averaging Program," "Subaccounts" and "Asset Allocation Program" provisions of this prospectus.

       On a monthly basis, we will rebalance your Contract Value to the Subaccounts in accordance with the percentages that you have chosen to invest in the Designated Subaccounts or the Build Your Own Asset Allocation Model or in accordance with the allocations that comprise the applicable Asset Allocation Model. In addition, we will also rebalance your Contract Value on any Valuation Day after any transaction involving a withdrawal, receipt of a purchase payment or a transfer of Contract Value, unless you instruct us otherwise. If you are participating in the Defined Dollar Cost Averaging program, rebalancing will not affect the assets allocated to the Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund. Your allocation instructions must always comply with the Investment Strategy.

       Shares of a Portfolio may become unavailable under the contract for new purchase payments, transfers and asset rebalancing. As a result, shares of a Portfolio may also become unavailable under your Investment Strategy. Investment Strategies may be modified to respond to such events by removing unavailable Portfolios and adding new Portfolios as appropriate. Because such changes may affect your allocation instructions, you will need to provide updated allocation instructions to comply with the modified Investment Strategy. If you do not provide updated allocation instructions, any subsequent purchase payments or transfers requesting payment to an unavailable Portfolio will be considered not in good order. Assets will remain invested as allocated at the time the Portfolio became unavailable, except in a situation where the affected Portfolio is removed. In that case, the assets that were invested in the removed Portfolio will be invested in a new Portfolio consistent with SEC precedent (appropriate no-action relief, substitution order, etc.), unless you are invested in the Build Your Own Asset Allocation Model. If you are invested in the Build Your Own Asset Allocation Model, all of the assets you have invested in the Build Your Own Asset Allocation Model will be moved from the Model to Asset Allocation Model C. Your assets will remain in Asset Allocation Model C, and any subsequent purchase payments or transfer requests will be applied accordingly. You will need to provide us with updated allocation instructions if you want to invest in the Build Your Own Asset Allocation Model or another available Investment Strategy option.

       Periodic rebalancing to unavailable Portfolios will cease until we receive updated allocation instructions that comply with the modified Investment Strategy.

       The current Investment Strategy for Lifetime Income Plus Solution is as follows:

      (1) owners may allocate assets to the following Designated Subaccounts:

          AllianceBernstein Variable Products Series Fund, Inc. -- AllianceBernstein Balanced Wealth Strategies Portfolio -- Class B;

          BlackRock Variable Series Funds, Inc. -- BlackRock Global Allocation V.I. Fund -- Class III Shares;

          Fidelity Variable Insurance Products Fund -- VIP Balanced Portfolio -- Service Class 2;

          Franklin Templeton Variable Insurance Products Trust -- Franklin Income Securities Fund -- Class 2 Shares;

          Franklin Templeton Variable Insurance Products Trust -- Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares;

          GE Investments Funds, Inc. -- Total Return Fund -- Class 3 Shares;

          Janus Aspen Series -- Balanced Portfolio -- Service Shares;

          MFS(R) Variable Insurance Trust -- MFS(R) Total Return
          Series -- Service Class Shares;

          Oppenheimer Variable Account Funds -- Oppenheimer Balanced Fund/VA -- Service Shares; and/or

          The Universal Institutional Funds, Inc. -- Equity and Income Portfolio -- Class II Shares;

          OR

      (2) owners may allocate assets to Asset Allocation Model A, B, C or D;

          OR

      (3) owners may allocate assets to the Build Your Own Asset Allocation
          Model.

       Contract owners may elect to participate in the Defined Dollar Cost Averaging program when they apply for the contract. Defined Dollar Cost Averaging permits the owner to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund to one of the available Investment Strategy options. The Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund is only available as part of the Defined Dollar Cost Averaging program.

       Withdrawal Limit. The Withdrawal Limit is calculated on each Valuation Day. The Withdrawal Limit is the benefit base multiplied by the Withdrawal Factor. The Withdrawal Factor percentages will be provided in your contract.

       The Withdrawal Factor is based on the age of the younger Annuitant. The Withdrawal Factor will be fixed on the earlier of the Valuation Day of the first withdrawal and the Valuation Day when the Contract Value is reduced to $100.

       Benefit Base. The benefit base is an amount used to establish the Withdrawal Limit. The benefit base on the Contract Date is equal to the initial purchase payment. On each Valuation Day, the benefit base is the greatest of the Purchase Payment Benefit Amount, the Roll-Up Value and the Maximum Anniversary Value. The benefit base may change as a result of a purchase payment, withdrawal, or reset as described below.

       Purchase Payments. Any purchase payment applied to your contract will adjust your Purchase Payment Benefit Amount and Principal Protection Death Benefit (if applicable), and may adjust your Roll-Up Value as described in the "Roll-Up Value" provision below. You must allocate all purchase payments and Contract Value to the Investment Strategy at all times.

       We reserve the right to not adjust the Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable), and/or the Roll-Up Value for any subsequent purchase payments. Please see the "Important Note" provision below.

       Purchase Payment Benefit Amount. The Purchase Payment Benefit Amount will equal your purchase payments unless adjusted as described in this provision.

       If no withdrawals are taken prior to the later of the tenth anniversary of the Contract Date and the date the older Annuitant turns age 65, your Purchase Payment Benefit Amount will equal the sum of (a) plus (b), where:

          (a) is 200% of purchase payments made in the first contract year; and

          (b) is purchase payments received after the first contract year.

       On any Valuation Day you make a Gross Withdrawal, if that Gross Withdrawal plus all prior Gross Withdrawals within that Benefit Year is in excess of the Withdrawal Limit, your Purchase Payments Benefit Amount will be reduced on a pro-rata basis by the excess amount as described in the "Impact of Withdrawals" provision below.

       Roll-Up Value. Your Roll-Up Value on the Contract Date is equal to the amount of your initial purchase payment. We will increase your Roll-Up Value on each day. The new Roll-Up Value is equal to the sum of (a) and
       (b), multiplied by (c), where:

          (a) is the Roll-Up Value on the prior day;

          (b) is any purchase payment(s) made on the prior Valuation Day; and

          (c) is the daily roll-up factor, as shown in your contract.

       On each contract anniversary, if the Maximum Anniversary Value is greater than the current Roll-Up Value, the Roll-Up Value will be increased to the Maximum Anniversary Value. If this day is not a Valuation Day, this adjustment will occur on the next Valuation Day. The Roll-Up Value will continue to increase until the date of the first withdrawal or the later of the tenth anniversary of the Contract Date and the date the older Annuitant turns age 65. The Roll-Up Value will not increase after this date.

       On any Valuation Day you make a Gross Withdrawal, if that Gross Withdrawal plus all prior Gross Withdrawals within that Benefit Year is in excess of the Withdrawal Limit, your Roll-Up Value will be reduced on a pro-rata basis by the excess amount as described in the "Impact of Withdrawals" provision below. The Roll-Up Value will not increase after this date.

       Maximum Anniversary Value and Reset. The Maximum Anniversary Value on the Contract Date is equal to the initial purchase payment. On each contract anniversary, if the Contract Value is greater than the current Maximum Anniversary Value, the Maximum Anniversary Value will be increased to the Contract Value. If this day is not a Valuation Day, this reset will occur on the next Valuation Day.

       On any Valuation Day you make a Gross Withdrawal, if that Gross Withdrawal plus all prior Gross Withdrawals within that Benefit Year is in excess of the Withdrawal Limit, your Maximum Anniversary Value will be reduced on a pro-rata basis by the excess amount as described in the "Impact of Withdrawals" provision below.

       On the Valuation Day we reset your Maximum Anniversary Value, we will reset the Investment Strategy to the current Investment Strategy and reset the charges for this rider. For Lifetime Income Plus Solution without the Principal Protection Death Benefit, the new charges, which may be higher than your previous charges, will never exceed 2.00% of the benefit base. For Lifetime Income Plus Solution with the Principal Protection Death Benefit, the new charges, which may be higher than your previous charges, will never exceed 2.00% of the benefit base plus 0.50% of the value of the Principal Protection Death Benefit. Resets will occur automatically unless such automatic resets are or have been terminated.

       Any change to the charges or to the required Investment Strategy for this rider will be communicated to you in writing prior to the contract anniversary date. Upon reset, these changes will apply. The reset provision is not available on or after the latest permitted Annuity Commencement Date.

       Automatic resets will continue until and unless:

          (a) the owner (or owners) submits a written request to our Service Center to terminate automatic resets (such a request must be received at least 15 days prior to the contract anniversary date);

          (b) the Investment Strategy changes, allocations are affected, and we do not receive confirmation of new allocations from you at our Service Center;

          (c) income payments begin via annuitization; or

          (d) ownership of the contract changes.

       If automatic resets have terminated, you may later reinstate automatic resets for any future contract anniversary by submitting a written request to do so; provided you are following the Investment Strategy and income payments have not begun.

       Please note that an automatic reset will occur on a contract anniversary if Contract Value is even nominally higher than the Maximum Anniversary Value (e.g., as little as $1.00 higher) and, therefore, an automatic reset may not be in your best interest because: (i) the charges for this rider may be higher than your previous charges and (ii) the Investment Strategy will be reset to the current Investment Strategy (the Investment Strategy offered on the reset date). Please carefully consider the impact of automatic resets when you elect Lifetime Income Plus Solution and while the rider is in effect. As indicated above, you may terminate the automatic reset feature of the rider at any time by submitting a written request to us at our Service Center at least 15 days prior to the contract anniversary date.

       Important Note. We reserve the right to not adjust the Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable), and/or Roll-Up Value for any subsequent purchase payments received. As a result, it is possible that you would not be able to make subsequent purchase payments after the initial purchase payment to take advantage of the benefits provided by Lifetime Income Plus Solution that would be associated with such additional purchase payments. For example, since the Purchase Payment Benefit Amount would not be adjusted for such subsequent purchase payments, you would not be guaranteed to be eligible to make withdrawals from your contract over a period of time at least equal to the amount of such purchase payments. In addition, if you make purchase payments that are not included in the calculation of your Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable) or Roll-Up Value, you will pay higher rider charges to the extent that the purchase payments increase the Contract Value and, in turn, increase the benefit base and/or the value of the Principal Protection Death Benefit, upon which such charges are imposed. Also, to the extent your Contract Value is increased by such purchase payments, you are less likely to realize any benefit under Lifetime Income Plus Solution, because it is less likely that your Contract Value will be less than the Purchase Payment Benefit Amount or Roll-Up Value. Before making purchase payments that do not increase the Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable) or Roll-Up Value, you should consider that: (i) the guaranteed amounts provided by the Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable) and Roll-Up Value will not include such purchase payments; (ii) any such purchase payments make it less likely that you will receive a benefit in the form of an additional amount even if your Contract Value has declined; and (iii) this rider may not make sense for you if you intend to make subsequent purchase payments that will not increase the Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable) and Roll-Up Value.

       Impact of Withdrawals. If a Gross Withdrawal plus all prior Gross Withdrawals within a Benefit Year is in excess of the Withdrawal Limit, your Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable), Roll-Up Value, and Maximum Anniversary Value will be recalculated to reflect a pro-rata reduction for each dollar that is in excess of your Withdrawal Limit. Your new Purchase Payment Benefit Amount, Roll-Up Value and Maximum Anniversary Value after such a withdrawal will be calculated by multiplying each of (a) by (b), divided by (c), where:

          (a) is the Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable), Roll-Up Value and Maximum Anniversary Value before the Gross Withdrawal;

          (b) is the Contract Value after the Gross Withdrawal; and

          (c) is the Contract Value before the Gross Withdrawal reduced by any remaining Withdrawal Limit.

       For purposes of (c) above, "any remaining Withdrawal Limit" is the Gross Withdrawal that could have been taken without exceeding the Withdrawal Limit.

       When requesting an excess withdrawal, we will attempt to contact you or your representative to confirm that you understand the implications of the excess withdrawal and would like to proceed with the request.

       If the total Gross Withdrawals in a Benefit Year are less than or equal to the Withdrawal Limit, we will waive any surrender charge on the Gross Withdrawal.

       The Withdrawal Limit will be increased for any Benefit Year to the extent necessary to meet any minimum distribution requirements under federal tax law. This increase applies only to the required minimum distribution based on the Contract Value for the calendar year ending within the Benefit Year.

       You should carefully manage withdrawals because excess withdrawals will have adverse consequences on the benefits provided under Lifetime Income Plus Solution, particularly in down markets. Over the period of time during which you take withdrawals, there is the risk that you may need funds in excess of the Withdrawal Limit and, if you do not have other sources of income available, you may need to take (excess) withdrawals that will reduce your Purchase Payment Benefit Amount (and, consequently, your Withdrawal Limit), the Principal Protection Death Benefit (if applicable), and your Roll-Up Value.

       You also should carefully consider when to begin taking withdrawals if you elected Lifetime Income Plus Solution. The longer you wait before beginning to take withdrawals, the higher the Withdrawal Factor will be, which is one of the components used to determine the amount of your Withdrawal Limit. If you delay taking withdrawals too long, however, you may limit the number of years available for you to take withdrawals in the future (due to life expectancy) and you may be paying for a benefit you are not using.

       Your Contract Value after taking a withdrawal may be less than the amount required to keep your contract in effect. In this event, or if your Contract Value is reduced to $100, the following will occur:

       . If the Withdrawal Limit is less than $100, we will pay you the greatest of the following:

          (a) the Contract Value;

          (b) a lump sum equal to the present value of future lifetime payments in the amount of the Withdrawal Limit calculated using the 2000 Annuity Mortality Table and an interest rate of 3%; and

          (c) the Principal Protection Death Benefit (if applicable).

       . If the Withdrawal Limit is greater than $100, we will begin income payments. We will make payments of a fixed amount for the life of the Annuitant or, if there are Joint Annuitants, the last surviving Annuitant. The fixed amount payable annually will equal the most recently calculated Withdrawal Limit. We will make payments monthly or on another periodic basis agreed by us. If the monthly amount is less than $100, we will reduce the frequency so that the payment will be at least $100. The Principal Protection Death Benefit (if applicable) will continue under this provision. The Principal Protection Death Benefit will be reduced by each payment. The Principal Protection Death Benefit, if any, will be payable on the death of the last surviving Annuitant.

       Principal Protection Death Benefit. You may purchase Lifetime Income Plus Solution with the Principal Protection Death Benefit. The Principal Protection Death Benefit is a feature available only with Lifetime Income Plus Solution. It cannot be elected separately from Lifetime Income Plus Solution.

       The Principal Protection Death Benefit is used to determine the death benefit, if any, payable under the contract and rider as described in the "Death Provisions" section below. The Principal Protection Death Benefit on the Contract Date is equal to the initial purchase payment. Purchase payments in a Benefit Year increase the Principal Protection Death Benefit. The Principal Protection Death Benefit, if any, will be payable on the death of the last surviving Annuitant.

       Gross Withdrawals in a Benefit Year decrease the Principal Protection Death Benefit. If a Gross Withdrawal plus all prior Gross Withdrawals within a Benefit Year is less than or equal to the Withdrawal Limit, the Principal Protection Death Benefit will be reduced by the Gross Withdrawal. If a Gross Withdrawal plus all prior Gross Withdrawals within a Benefit Year is in excess of the Withdrawal Limit, your Principal Protection Death Benefit will be reduced on a pro-rata basis for each dollar that is in excess of your Withdrawal Limit, as described in the "Impact of Withdrawals" provision above.

       At the death of the last surviving Annuitant, a death benefit may be payable under this contract and rider. The amount of any death benefit payable will be the greatest of (a), (b) and (c), where:

          (a) is the death benefit as calculated under the base contract;

          (b) is the Principal Protection Death Benefit (if applicable); and

          (c) is any amount payable by any other optional death benefit rider (if applicable).

       Death Provisions.

       At the death of any Annuitant, a death benefit may be payable under the contract. The death benefit payable, if any, will be paid according to the distribution rules under the contract.

       If the designated beneficiary is a surviving spouse who is not an Annuitant, whose age is 45 through 85, and who elects to continue the contract as the new owner, this rider will continue. The Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable), Roll-Up Value and Maximum Anniversary Value for the new owner will be the death benefit determined as of the first Valuation Day we receive at our Service Center due proof of death and all required forms. The Withdrawal Factor for the new owner will be based on the age of that owner on the date of the first Gross Withdrawal for that owner.

       If the designated beneficiary is a surviving spouse who is an Annuitant and who elects to continue the contract as the owner, this rider will continue. The Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable), Roll-Up Value and Maximum Anniversary Value will be the same as it was under the contract for the deceased owner. If no withdrawals were taken prior to the first Valuation Day we receive due proof of death and all required forms at our Service Center, the Withdrawal Factor for the surviving spouse will be established based on the age of the surviving spouse on the date of the first Gross Withdrawal for the surviving spouse. Otherwise, the Withdrawal Factor will continue as it was under the contract for the deceased owner.

       If the surviving spouse cannot continue the rider, the rider and the rider charges will terminate. The charges for this rider will be calculated, pro rata, and deducted.

       Proceeds that were transferred to the GE Investments Funds, Inc. -- Money Market Fund upon the death of the owner will be reallocated to the Investment Strategy and the asset percentages then in effect at the time of the death of the owner. Such reallocations will not be counted as a transfer for the purpose of the number of transfers allowed under the contract in a calendar year.

       Considerations. While the rider is designed to provide life-time withdrawal benefits and the return of purchase payments, these benefits are only guaranteed to the extent you comply with the limits, conditions and restrictions set forth in the contract. There can be no assurance that you will receive more than a return of purchase payments.

       Rider Charge. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. The charge for the guaranteed minimum withdrawal benefit is calculated quarterly as a percentage of the benefit base, as defined and determined under the rider, and deducted quarterly from the Contract Value. Please note that, if your benefit base increases, the amount deducted from your Contract Value will increase.

       If you purchase Lifetime Income Plus Solution with the Principal Protection Death Benefit, a charge will be assessed for the Principal Protection Death Benefit that is in addition to the charge for the guaranteed minimum withdrawal benefit under the rider. The charge for the Principal Protection Death Benefit is calculated quarterly as a percentage of the value of the Principal Protection Death Benefit, as defined and determined under the rider, and deducted quarterly from the Contract Value. Please note that, if the value of the Principal Protection Death Benefit increases through additional purchase payments, the amount deducted from your Contract Value will increase. The charge for the Principal Protection Death Benefit is higher if any annuitant is age 71 or older at the time of application.

       If you reset your benefits under the rider, we will reset the charges for the rider, which may be higher than your previous charges.

       We currently assess the following charges for the rider, calculated and deducted as described above:



Lifetime Income Plus Solution without the Principal Protection Death Benefit
       Single or Joint Annuitant Contract  0.85% of benefit base
------------------------------------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death Benefit -- Annuitant Age 45-70
       Single or Joint Annuitant Contract  0.85% of benefit base plus
                                           0.15% of value of Principal Protection Death Benefit
------------------------------------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death Benefit -- Annuitant Age 71-85
       Single or Joint Annuitant Contract  0.85% of benefit base plus
                                           0.40% of value of Principal Protection Death Benefit
------------------------------------------------------------------------------------------------

       The charges for Lifetime Income Plus Solution without the Principal Protection Death Benefit will never exceed 2.00% of benefit base. The charges for Lifetime Income Plus Solution with the Principal Protection Death Benefit will never exceed 2.00% of benefit base plus 0.50% of the value of the Principal Protection Death Benefit.

       On the day the rider and/or the contract terminates, the charges for this rider will be calculated, pro rata, and deducted.

       Please note that you will begin paying the rider charge (including the applicable charge associated with the Principal Protection Death Benefit if you have elected that option) as of the date the rider takes effect, even if you do not begin taking withdrawals under the rider for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider; nor will we refund charges if the Principal Protection Death Benefit feature under a contract does not pay out.

       When the Rider is Effective

       If available, Lifetime Income Plus Solution and the Principal Protection Death Benefit must be elected at application. The rider will remain in effect while the contract is in force and before the Annuity Commencement Date. You may terminate this rider (without terminating the contract) on any contract anniversary on or after the 5th contract anniversary. Otherwise this rider and the corresponding charges will terminate on the Annuity Commencement Date.

       At any time before the Annuity Commencement Date, you can elect to annuitize under current annuity rates in lieu of continuing Lifetime Income Plus Solution. This may provide a higher income amount and/or more favorable tax treatment than payments made under this rider.

       Change of Ownership

       You may assign the benefits provided under this rider. The Annuitant(s) will not change if you assign benefits. We must be notified in writing if you assign the benefits of this rider.

       General Provisions

       For purposes of this rider:

      . A non-natural entity owner must name an Annuitant and may name the Annuitant's spouse as a Joint Annuitant.

      . An individual owner must also be an Annuitant and may name his or her spouse as a Joint Annuitant at issue.

      .  A joint owner must be the owner's spouse.

      . If you marry after issue, you may add your spouse as a joint owner and Joint Annuitant or as a Joint Annuitant only, subject to our approval.

       Examples

       The following examples show how Lifetime Income Plus Solution works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract. The examples assume current rider charges for all periods shown. If an owner resets the benefits under the rider, we reset the charges for the rider, which may be higher than the previous charges. Higher rider charges would produce lower values in the examples.

       This example assumes:

          (1) the owner, who is also the Annuitant, purchases the contract with $100,000 and elects Lifetime Income Plus Solution without the Principal Protection Death Benefit;

          (2) the owner makes no additional purchase payments;

          (3) the owner is age 55 at issue, waits until after reaching age 65 before taking a withdrawal, and has a Withdrawal Factor of 5.5%;

          (4) the Roll-Up Value increases until age 65 and the Purchase Payment Benefit Amount after the owner turns age 65 equals $200,000 (200% of purchase payments made in the first contract year);

          (5) the contract earns a net return of -2% before rider charges are deducted; and

          (6) the owner dies upon reaching age 90.



                                                             Purchase
                                           Contract Value -   Payment     Maximum
                               Withdrawals  End of Year -     Benefit   Anniversary   Roll-Up                     Death
  Age -      Contract Value -    Taken -     After Rider     Amount -     Value -     Value -   Benefit Base -  Benefit -
End of Year  Beginning of Year End of Year     Charges      End of Year End of Year End of Year  End of Year   End of Year
--------------------------------------------------------------------------------------------------------------------------
    55           $100,000        $     0       $97,125       $100,000    $100,000    $106,000      $106,000     $100,000
    56             97,125              0        94,255        100,000     100,000     112,360       112,360      100,000
    57             94,255              0        91,386        100,000     100,000     119,102       119,102      100,000
    58             91,386              0        88,517        100,000     100,000     126,248       126,248      100,000
    59             88,517              0        85,641        100,000     100,000     133,823       133,823      100,000
    60             85,641              0        82,758        100,000     100,000     141,852       141,852      100,000
    61             82,758              0        79,861        100,000     100,000     150,363       150,363      100,000
    62             79,861              0        76,948        100,000     100,000     159,385       159,385      100,000
    63             76,948              0        74,014        100,000     100,000     168,948       168,948      100,000
    64             74,014              0        71,056        100,000     100,000     179,085       179,085      100,000
    65             71,056         11,000        57,046        200,000     100,000     189,830       200,000       83,834
    66             57,046         11,000        43,218        200,000     100,000     189,830       200,000       66,826
    67             43,218         11,000        29,666        200,000     100,000     189,830       200,000       48,750
    68             29,666         11,000        16,386        200,000     100,000     189,830       200,000       29,168
    69             16,386         11,000         3,371        200,000     100,000     189,830       200,000        6,841
    70              3,371         11,000             0        200,000     100,000     189,830       200,000            0
    71                  0         11,000             0        200,000     100,000     189,830       200,000            0
    72                  0         11,000             0        200,000     100,000     189,830       200,000            0
    73                  0         11,000             0        200,000     100,000     189,830       200,000            0
    74                  0         11,000             0        200,000     100,000     189,830       200,000            0
    75                  0         11,000             0        200,000     100,000     189,830       200,000            0
    76                  0         11,000             0        200,000     100,000     189,830       200,000            0
    77                  0         11,000             0        200,000     100,000     189,830       200,000            0
    78                  0         11,000             0        200,000     100,000     189,830       200,000            0
    79                  0         11,000             0        200,000     100,000     189,830       200,000            0
    80                  0         11,000             0        200,000     100,000     189,830       200,000            0
    81                  0         11,000             0        200,000     100,000     189,830       200,000            0
    82                  0         11,000             0        200,000     100,000     189,830       200,000            0
    83                  0         11,000             0        200,000     100,000     189,830       200,000            0
    84                  0         11,000             0        200,000     100,000     189,830       200,000            0
    85                  0         11,000             0        200,000     100,000     189,830       200,000            0
    86                  0         11,000             0        200,000     100,000     189,830       200,000            0
    87                  0         11,000             0        200,000     100,000     189,830       200,000            0
    88                  0         11,000             0        200,000     100,000     189,830       200,000            0
    89                  0         11,000             0        200,000     100,000     189,830       200,000            0
    90                  0         11,000             0        200,000     100,000     189,830       200,000            0
--------------------------------------------------------------------------------------------------------------------------

       This example assumes:

          (1) the owner, who is also the Annuitant, purchases the contract with $100,000 and elects Lifetime Income Plus Solution with the Principal Protection Death Benefit;

          (2) the owner makes no additional purchase payments;

          (3) the owner is age 55 at issue, waits until after reaching age 65 before taking a withdrawal, and has a Withdrawal Factor of 5.5%;

          (4) the Roll-Up Value increases until age 65 and the Purchase Payment Benefit Amount after the owner turns age 65 equals $200,000 (200% of purchase payments made in the first contract year);

          (5) the contract earns a net return of -2% before rider charges are deducted; and

          (6) the owner dies upon reaching age 90.



                                                             Purchase
                                           Contract Value -   Payment     Maximum
                               Withdrawals  End of Year -     Benefit   Anniversary   Roll-Up                     Death
  Age -      Contract Value -    Taken -     After Rider     Amount -     Value -     Value -   Benefit Base -  Benefit -
End of Year  Beginning of Year End of Year     Charges      End of Year End of Year End of Year  End of Year   End of Year
--------------------------------------------------------------------------------------------------------------------------
    55           $100,000        $     0       $96,728       $100,000    $100,000    $106,000      $106,000     $100,000
    56             96,728              0        93,469        100,000     100,000     112,360       112,360      100,000
    57             93,469              0        90,219        100,000     100,000     119,102       119,102      100,000
    58             90,219              0        86,976        100,000     100,000     126,248       126,248      100,000
    59             86,976              0        83,734        100,000     100,000     133,823       133,823      100,000
    60             83,734              0        80,492        100,000     100,000     141,852       141,852      100,000
    61             80,492              0        77,243        100,000     100,000     150,363       150,363      100,000
    62             77,243              0        73,986        100,000     100,000     159,385       159,385      100,000
    63             73,986              0        70,714        100,000     100,000     168,948       168,948      100,000
    64             70,714              0        67,425        100,000     100,000     179,085       179,085      100,000
    65             67,425         11,000        53,090        200,000     100,000     189,830       200,000       89,000
    66             53,090         11,000        38,988        200,000     100,000     189,830       200,000       78,000
    67             38,988         11,000        25,211        200,000     100,000     189,830       200,000       67,000
    68             25,211         11,000        11,754        200,000     100,000     189,830       200,000       56,000
    69             11,754         11,000             0        200,000     100,000     189,830       200,000       45,000
    70                  0         11,000             0        200,000     100,000     189,830       200,000       34,000
    71                  0         11,000             0        200,000     100,000     189,830       200,000       23,000
    72                  0         11,000             0        200,000     100,000     189,830       200,000       12,000
    73                  0         11,000             0        200,000     100,000     189,830       200,000        1,000
    74                  0         11,000             0        200,000     100,000     189,830       200,000            0
    75                  0         11,000             0        200,000     100,000     189,830       200,000            0
    76                  0         11,000             0        200,000     100,000     189,830       200,000            0
    77                  0         11,000             0        200,000     100,000     189,830       200,000            0
    78                  0         11,000             0        200,000     100,000     189,830       200,000            0
    79                  0         11,000             0        200,000     100,000     189,830       200,000            0
    80                  0         11,000             0        200,000     100,000     189,830       200,000            0
    81                  0         11,000             0        200,000     100,000     189,830       200,000            0
    82                  0         11,000             0        200,000     100,000     189,830       200,000            0
    83                  0         11,000             0        200,000     100,000     189,830       200,000            0
    84                  0         11,000             0        200,000     100,000     189,830       200,000            0
    85                  0         11,000             0        200,000     100,000     189,830       200,000            0
    86                  0         11,000             0        200,000     100,000     189,830       200,000            0
    87                  0         11,000             0        200,000     100,000     189,830       200,000            0
    88                  0         11,000             0        200,000     100,000     189,830       200,000            0
    89                  0         11,000             0        200,000     100,000     189,830       200,000            0
    90                  0         11,000             0        200,000     100,000     189,830       200,000            0
--------------------------------------------------------------------------------------------------------------------------

       This example assumes:

          (1) the owner, who is also the Annuitant, purchases the contract with $100,000 and elects Lifetime Income Plus Solution without the Principal Protection Death Benefit;

          (2) the owner makes no additional purchase payments;

          (3) the owner is age 52 at issue, waits until after reaching age 65 before taking a withdrawal, and has a Withdrawal Factor of 5.5%;

          (4) the Roll-Up Value increases until age 65 and the Purchase Payment Benefit Amount after the owner turns age 65 equals $200,000 (200% of purchase payments made in the first contract year);

          (5) at age 70, the owner takes an excess withdrawal of $10,000;

          (6) the contract earns a net return of 8% before rider charges are deducted; and

          (7) the owner dies upon reaching age 90.



                                                             Purchase
                                           Contract Value -   Payment     Maximum
                               Withdrawals  End of Year -     Benefit   Anniversary   Roll-Up                     Death
  Age -      Contract Value -    Taken -     After Rider     Amount -     Value -     Value -   Benefit Base -  Benefit -
End of Year  Beginning of Year End of Year     Charges      End of Year End of Year End of Year  End of Year   End of Year
--------------------------------------------------------------------------------------------------------------------------
    52           $100,000        $     0       $106,681      $100,000    $100,000    $106,000      $106,000     $106,681
    53            106,681              0        113,836       100,000     106,681     113,082       113,082      113,836
    54            113,836              0        121,498       100,000     113,836     120,666       120,666      121,498
    55            121,498              0        129,703       100,000     121,498     128,788       128,788      129,703
    56            129,703              0        138,491       100,000     129,703     137,485       137,485      138,491
    57            138,491              0        147,902       100,000     138,491     146,800       146,800      147,902
    58            147,902              0        157,980       100,000     147,902     156,776       156,776      157,980
    59            157,980              0        168,773       100,000     157,980     167,459       167,459      168,773
    60            168,773              0        180,332       100,000     168,773     178,900       178,900      180,332
    61            180,332              0        192,710       100,000     180,332     191,152       191,152      192,710
    62            192,710              0        205,967       100,000     192,710     204,273       204,273      205,967
    63            205,967              0        220,164       100,000     205,967     218,325       218,325      220,164
    64            220,164              0        235,367       100,000     220,164     233,373       233,373      235,367
    65            235,367         13,722        237,927       200,000     235,367     249,489       249,489      237,927
    66            237,927         13,722        240,701       200,000     237,927     249,489       249,489      240,701
    67            240,701         13,722        243,753       200,000     240,701     249,489       249,489      243,753
    68            243,753         13,722        247,106       200,000     243,753     249,489       249,489      247,106
    69            247,106         13,722        250,783       200,000     247,106     249,489       249,489      250,783
    70            250,783         23,793        244,729       200,000     250,783     249,489       250,783      244,729
    71            244,729         13,252        248,878       192,149     240,938     239,695       240,938      248,878
    72            248,878         13,688        255,100       192,149     248,878     239,695       248,878      255,100
    73            255,100         14,030        261,477       192,149     255,100     239,695       255,100      261,477
    74            261,477         14,381        268,014       192,149     261,477     239,695       261,477      268,014
    75            268,014         14,741        274,715       192,149     268,014     239,695       268,014      274,715
    76            274,715         15,109        281,582       192,149     274,715     239,695       274,715      281,582
    77            281,582         15,487        288,622       192,149     281,582     239,695       281,582      288,622
    78            288,622         15,874        295,838       192,149     288,622     239,695       288,622      295,838
    79            295,838         16,271        303,234       192,149     295,838     239,695       295,838      303,234
    80            303,234         16,678        310,814       192,149     303,234     239,695       303,234      310,814
    81            310,814         17,095        318,585       192,149     310,814     239,695       310,814      318,585
    82            318,585         17,522        326,549       192,149     318,585     239,695       318,585      326,549
    83            326,549         17,960        334,713       192,149     326,549     239,695       326,549      334,713
    84            334,713         18,409        343,081       192,149     334,713     239,695       334,713      343,081
    85            343,081         18,869        351,658       192,149     343,081     239,695       343,081      351,658
    86            351,658         19,341        360,449       192,149     351,658     239,695       351,658      360,449
    87            360,449         19,825        369,461       192,149     360,449     239,695       360,449      369,461
    88            369,461         20,320        378,697       192,149     369,461     239,695       369,461      378,697
    89            378,697         20,828        388,165       192,149     378,697     239,695       378,697      388,165
    90            388,165         21,349        397,869       192,149     388,165     239,695       388,165      397,869
--------------------------------------------------------------------------------------------------------------------------

       This example assumes:

          (1) the owner, who is also the Annuitant, purchases the contract with $100,000 and elects Lifetime Income Plus Solution without the Principal Protection Death Benefit;

          (2) the owner makes no additional purchase payments;

          (3) the owner is age 72 at issue, waits ten years before taking a withdrawal, and has a Withdrawal Factor of 7%;

          (4) the Roll-Up Value increases for ten years and the Purchase Payment Benefit Amount at the end of ten years equals $200,000 (200% of purchase payments made in the first contract year);

          (5) the contract earns a net return of 8% before rider charges are deducted; and

          (6) the owner dies upon reaching age 90.



                                                             Purchase
                                           Contract Value -   Payment     Maximum
                               Withdrawals  End of Year -     Benefit   Anniversary   Roll-Up                     Death
  Age -      Contract Value -    Taken -     After Rider     Amount -     Value -     Value -   Benefit Base -  Benefit -
End of Year  Beginning of Year End of Year     Charges      End of Year End of Year End of Year  End of Year   End of Year
--------------------------------------------------------------------------------------------------------------------------
    72           $100,000        $     0       $107,093      $100,000    $100,000    $106,000      $106,000     $107,093
    73            107,093              0        114,688       100,000     107,093     113,518       113,518      114,688
    74            114,688              0        122,823       100,000     114,688     121,570       121,570      122,823
    75            122,823              0        131,534       100,000     122,823     130,192       130,192      131,534
    76            131,534              0        140,863       100,000     131,534     139,426       139,426      140,863
    77            140,863              0        150,854       100,000     140,863     149,315       149,315      150,854
    78            150,854              0        161,554       100,000     150,854     159,906       159,906      161,554
    79            161,554              0        173,012       100,000     161,554     171,247       171,247      173,012
    80            173,012              0        185,284       100,000     173,012     183,393       183,393      185,284
    81            185,284              0        198,425       100,000     185,284     196,401       196,401      198,425
    82            198,425         14,723        197,776       200,000     198,425     210,331       210,331      197,776
    83            197,776         14,723        197,034       200,000     198,425     210,331       210,331      197,034
    84            197,034         14,723        196,233       200,000     198,425     210,331       210,331      196,233
    85            196,233         14,723        195,368       200,000     198,425     210,331       210,331      195,368
    86            195,368         14,723        194,433       200,000     198,425     210,331       210,331      194,433
    87            194,433         14,723        193,424       200,000     198,425     210,331       210,331      193,424
    88            193,424         14,723        192,335       200,000     198,425     210,331       210,331      192,335
    89            192,335         14,723        191,158       200,000     198,425     210,331       210,331      191,158
    90            191,158         14,723        189,887       200,000     198,425     210,331       210,331      189,887
--------------------------------------------------------------------------------------------------------------------------

       This example assumes:

          (1) the owner, who is also the Annuitant, purchases the contract with $100,000 and elects Lifetime Income Plus Solution with the Principal Protection Death Benefit;

          (2) the owner makes no additional purchase payments;

          (3) the owner is age 72 at issue, waits ten years before taking a withdrawal, and has a Withdrawal Factor of 7%;

          (4) the Roll-Up Value increases for ten years and the Purchase Payment Benefit Amount at the end of ten years equals $200,000 (200% of purchase payments made in the first contract year);

          (5) the contract earns a net return of 8% before rider charges are deducted; and

          (6) the owner dies upon reaching age 90.



                                                             Purchase
                                           Contract Value -   Payment     Maximum
                               Withdrawals  End of Year -     Benefit   Anniversary   Roll-Up                     Death
  Age -      Contract Value -    Taken -     After Rider     Amount -     Value -     Value -   Benefit Base -  Benefit -
End of Year  Beginning of Year End of Year     Charges      End of Year End of Year End of Year  End of Year   End of Year
--------------------------------------------------------------------------------------------------------------------------
    72           $100,000        $     0       $106,681      $100,000    $100,000    $106,000      $106,000     $106,681
    73            106,681              0        113,836       100,000     106,681     113,082       113,082      113,836
    74            113,836              0        121,498       100,000     113,836     120,666       120,666      121,498
    75            121,498              0        129,703       100,000     121,498     128,788       128,788      129,703
    76            129,703              0        138,491       100,000     129,703     137,485       137,485      138,491
    77            138,491              0        147,902       100,000     138,491     146,800       146,800      147,902
    78            147,902              0        157,980       100,000     147,902     156,776       156,776      157,980
    79            157,980              0        168,773       100,000     157,980     167,459       167,459      168,773
    80            168,773              0        180,332       100,000     168,773     178,900       178,900      180,332
    81            180,332              0        192,710       100,000     180,332     191,152       191,152      192,710
    82            192,710         14,299        191,668       200,000     192,710     204,273       204,273      191,668
    83            191,668         14,299        190,562       200,000     192,710     204,273       204,273      190,562
    84            190,562         14,299        189,426       200,000     192,710     204,273       204,273      189,426
    85            189,426         14,299        188,258       200,000     192,710     204,273       204,273      188,258
    86            188,258         14,299        187,056       200,000     192,710     204,273       204,273      187,056
    87            187,056         14,299        185,816       200,000     192,710     204,273       204,273      185,816
    88            185,816         14,299        184,536       200,000     192,710     204,273       204,273      184,536
    89            184,536         14,299        183,212       200,000     192,710     204,273       204,273      183,212
    90            183,212         14,299        181,783       200,000     192,710     204,273       204,273      181,783
--------------------------------------------------------------------------------------------------------------------------

   11. The Death Benefit

   The disclosure in "The Death Benefit" section of the prospectus is revised to reflect that the Annual Step-Up Death Benefit may be elected with Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 or Lifetime Income Plus Solution at the time of application.

   12. Income Payments

   The disclosure in the "Income Payments" section of the prospectus is revised to reflect that, if Income Payments have not commenced upon reaching the latest permitted Annuity Commencement Date, and Lifetime Income Plus Solution applies, we will begin making payments to the named payee pursuant to Optional Payment Plan 6, Fixed Income for Life. In addition, the disclosure in the prospectus discussing Optional Payment Plan 6, which is found on page 81 of the prospectus under the heading "Optional Payment Plans," is replaced in its entirety with the following:

       Optional Payment Plan 6 -- Fixed Income for Life. This option provides for us to make monthly payments of a fixed amount for the life of the Annuitant or, if there are Joint Annuitants, the last surviving Annuitant. If Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 or Lifetime Income Plus Solution has been elected and the contract has reached the latest permitted Annuity Commencement Date, the fixed amount payable annually will be greater than or equal to the most recently calculated Withdrawal Limit. If the last surviving Annuitant dies, no amount will be payable under this option.

Part A and Part B of Post-Effective Amendment No. 20 to the Registration Statement, which was filed with the Securities and Exchange Commission on April 29, 2008, are incorporated by reference into this Post-Effective Amendment No. 21 to the Registration Statement.


                                    PART C

                               OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

   (a) Financial Statements

   All required financial statements are included in Part B of this Registration Statement.

   (b) Exhibits


 (1)(a) Resolution of Board of Directors of GE Capital Life Assurance Company of New York ("GE Capital Life") authorizing the establishment of the GE Capital Life Separate Account II (the "Separate Account").
             Previously filed on September 10, 1997 with initial filing to Form
             N-4 for GE Capital Life Separate Account II, Registration No.
             333-39955.

 (1)(b)      Resolution of the Board of Directors of GE Capital Life Assurance
             Company of New York authorizing the change in name of GE Capital Life
             Assurance Company of New York to Genworth Life Insurance Company of
             New York. Previously filed on January 3, 2006 with Post-Effective
             Amendment No. 10 to Form N-4 for Genworth Life of New York VA
             Separate Account 1, Registration No. 333-97085.

 (1)(c)      Resolution of the Board of Directors of GE Capital Life Assurance
             Company of New York authorizing the change in name GE Capital Life
             Separate Account II to Genworth Life of New York VA Separate Account
             1. Previously filed on January 3, 2006 with Post-Effective Amendment
             No. 10 to Form N-4 for Genworth Life of New York VA Separate Account
             1, Registration No. 333-97085.

 (2)         Not Applicable.

 (3)         Underwriting Agreement between GE Capital Life and Capital Brokerage
             Corporation. Previously filed on May 13, 1998 with Pre-Effective
             Amendment No. 1 to Form N-4 for GE Capital Life Separate Account II,
             Registration No. 333-39955.

    (i)      Dealer Sales Agreement. Previously filed on May 13, 1998 with
             Pre-Effective Amendment No. 1 to Form N-4 for GE Capital Life
             Separate Account II, Registration No. 333-39955.

 (4)         Form of Contract. Previously filed on December 19, 2002 with
             Pre-Effective Amendment No. 1 to Form N-4 for GE Capital Life
             Separate Account II, Registration No. 333-97085.

 (4)(a)      Payment Protection Rider. Previously filed on May 17, 2005 with
             Post-Effective Amendment No. 8 to Form N-4 for GE Capital Life
             Separate Account II, Registration No. 333-97085.

 (4)(b)(i)   Guaranteed Minimum Withdrawal Benefit for Life Rider Option.
             Previously filed on September 1, 2006 with Post-Effective Amendment
             No. 13 to Form N-4 for Genworth Life of New York VA Separate Account
             1, Registration No. 333-97085.

 (4)(b)(ii) Guaranteed Minimum Withdrawal Benefit for Life Rider. Previously filed on April 25, 2007 with Post-Effective Amendment No. 16 to Form
             N-4 for Genworth Life of New York VA Separate Account 1, Registration
             No. 333-97085.

 (4)(b)(iii) Guaranteed Minimum Withdrawal Benefit for Life Rider. Previously
             filed on November 27, 2007 with Post-Effective Amendment No. 19 to
             Form N-4 for Genworth Life of New York VA Separate Account 1,
             Registration No. 333-97085.

 (4)(b)(iv)  Guaranteed Minimum Withdrawal Benefit for Life Rider. Filed herewith.

 (4)(c)      [Reserved.]

 (4)(d)      Payment Protection Variable Annuity Rider. Previously filed on
             October 20, 2006 with Post-Effective Amendment No. 14 to Form N-4 for
             Genworth Life of New York VA Separate Account 1, Registration No.
             333-97085.

 (5)       Form of Application. Previously filed on October 20, 2006 with
           Post-Effective Amendment No. 14 to Form N-4 for Genworth Life of New
           York VA Separate Account 1, Registration No. 333-97085.

 (6)(a)    Amended and Restated Articles of Incorporation of Genworth Life
           Insurance Company of New York. Previously filed on January 3, 2006 with Post-Effective Amendment No. 10 to Form N-4 for Genworth Life of
           New York VA Separate Account 1, Registration No. 333-97085.

    (b) By-Laws of Genworth Life Insurance Company of New York. Previously filed on January 3, 2006 with Post-Effective Amendment No. 10 to Form
           N-4 for Genworth Life of New York VA Separate Account 1, Registration
           No. 333-97085.

 (7)       Reinsurance Agreements. Previously filed on April 30, 2004 with
           Post-Effective Amendment No. 4 to Form N-4 for GE Capital Life
           Separate Account II, Registration No. 333-97085.

 (8)(a) Fund Participation Agreement between Genworth Life Insurance Company of New York and Federated Insurance Series. Previously filed on April
           25, 2007 with Post-Effective Amendment No. 16 to Form N-4 for
           Genworth Life of New York VA Separate Account 1, Registration No.
           333-97085.

    (b)    Participation Agreement between GE Investments Funds, Inc. Genworth
           Life Insurance Company of New York. Previously filed on September 1,
           2006 with Post-Effective Amendment No. 13 to Form N-4 for Genworth
           Life of New York VA Separate Account 1, Registration No. 333-97085.

    (c)    Participation Agreement between Janus Aspen Series and GE Capital
           Life. Previously filed with Post-Effective Amendment No. 19 to Form
           N-4 for GE Capital Life Separate Account II, Registration
           No. 333-47016.

    (d)    Form of Participation Agreement regarding Oppenheimer Variable
           Account Funds. Previously filed on December 7, 2000 with
           Pre-Effective Amendment No. 1 to Form N-4 for GE Capital Life
           Separate Account II, Registration No. 333-47016.

    (e)(1) Amended and Restated Fund Participation Agreement among Variable
           Insurance Products Funds, Fidelity Distributors Corporation and
           Genworth Life Insurance Company of New York. Previously filed on
           April 29, 2008 with Post-Effective Amendment No. 20 to Form N-4 for
           Genworth Life & Annuity VA Separate Account 1, Registration
           No. 333-97085.

    (e)(2) First Amendment to Amended and Restated Fund Participation Agreement among Variable Insurance Products Funds, Fidelity Distributors
           Corporation and Genworth Life Insurance Company of New York.
           Previously filed on April 29, 2008 with Post-Effective Amendment
           No. 20 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
           Registration No. 333-97085.

    (g)    [Reserved.]

    (h)(1) Form of Participation Agreement between AIM Variable Insurance Series and GE Capital Life Assurance Company of New York. Previously filed with Post-Effective Amendment No. 19 to Form N-4 for GE Capital Life
           Separate Account II, Registration No. 333-47016.

    (h)(2) Amendment to Fund Participation Agreement between Genworth Life
           Insurance Company of New York and AIM Variable Insurance Funds.
           Previously filed on April 25, 2007 with Post-Effective Amendment No.
           16 to Form N-4 for Genworth Life of New York VA Separate Account 1,
           Registration No. 333-97085.

    (i)(1) Form of Participation Agreement between Alliance Variable Series and
           GE Capital Life Assurance Company of New York. Previously filed with
           Post-Effective Amendment No. 19 to Form N-4 for GE Capital Life
           Separate Account II, Registration No. 333-47016.

    (i)(2) Amendment to Fund Participation Agreement between Genworth Life
           Insurance Company of New York and AllianceBernstein Variable Products
           Series Fund, Inc. Previously filed on April 25, 2007 with
           Post-Effective Amendment No. 16 to Form N-4 for Genworth Life of New
           York VA Separate Account 1, Registration No. 333-97085.

    (j)(1) Form of Participation Agreement between MFS Variable Insurance Trust and GE Capital Life Assurance Company of New York. Previously filed with Post-Effective Amendment No. 19 to Form N-4 for GE Capital Life
           Separate Account II, Registration No. 333-47016.

    (j)(2) Amendment to Fund Participation Agreement between Genworth Life
           Insurance Company of New York and MFS Variable Insurance Trust.
           Previously filed on April 25, 2007 with Post-Effective Amendment No.
           16 to Form N-4 for Genworth Life of New York VA Separate Account 1,
           Registration No. 333-97085.

    (k)(1) Form of Participation Agreement between PIMCO Variable Insurance
           Trust and GE Capital Life Assurance Company of New York. Previously filed with Post-Effective Amendment No. 19 to Form N-4 for GE Capital
           Life Separate Account II, Registration No. 333-47016.

    (k)(2) Amendment to Fund Participation Agreement between Genworth Life
           Insurance Company of New York and PIMCO Variable Insurance Trust.
           Previously filed on April 25, 2007 with Post-Effective Amendment No.
           16 to Form N-4 for Genworth Life of New York VA Separate Account 1,
           Registration No. 333-97085.

    (l)    Form of Participation Agreement between Rydex Variable Trust and GE
           Capital Life Assurance Company of New York. Previously filed with
           Post-Effective Amendment No. 19 to Form N-4 for GE Capital Life
           Separate Account II, Registration No. 333-47016.

    (m)(1) Form of Participation Agreement between Eaton Vance and GE Capital
           Life Assurance Company of New York. Previously filed on December 19,
           2002 with Pre-Effective Amendment No. 1 to Form N-4 for GE Capital
           Life Separate Account II, Registration No. 333-97085.

    (m)(2) Amendment to Fund Participation Agreement between Genworth Life
           Insurance Company of New York and Eaton Vance Variable Trust.
           Previously filed on April 25, 2007 with Post-Effective Amendment No.
           16 to Form N-4 for Genworth Life of New York VA Separate Account 1,
           Registration No. 333-97085.

    (n) Fund Participation Agreement between Genworth Life Insurance Company of New York and Van Kampen Life Investment Trust. Previously filed on
           April 25, 2007 with Post-Effective Amendment No. 16 to Form N-4 for
           Genworth Life of New York VA Separate Account 1, Registration No.
           333-97085.

    (o)    Form of Participation Agreement between Nations Separate Account
           Trust and GE Capital Life Assurance Company of New York. Previously filed on April 30, 2004 with Post-Effective Amendment No. 4 to Form
           N-4 for GE Capital Life Separate Account II, Registration No.
           333-97085.

    (p)(1) Form of Participation Agreement between Merrill Lynch Variable Series
           Funds, Inc. and GE Capital Life Assurance Company of New York.
           Previously filed with Post-Effective Amendment No. 19 to Form N-4 for
           GE Capital Life Separate Account II, Registration No. 333-47016.

    (p)(2) First Amendment to the Participation Agreement between BlackRock
           Variable Series Funds, Inc., BlackRock Distributors, Inc. and
           Genworth Life Insurance Company of New York. Previously filed on
           April 29, 2008 with Post-Effective Amendment No. 20 to Form N-4 for
           Genworth Life & Annuity VA Separate Account 1, Registration
           No. 333-97085.

    (q) Fund Participation Agreement between Evergreen Variable Annuity Trust and GE Capital Life Assurance Company of New York. Previously filed on November 5, 2004 with Post-Effective Amendment No. 6 to Form N-4 for GE Capital Life Separate Account II, Registration No. 333-97085.

    (r)    Amended and Restated Fund Participation Agreement between Franklin
           Templeton Variable Insurance Products Trust, Franklin/Templeton
           Distributors, Inc., Genworth Life Insurance Company of New York and
           Capital Brokerage Corporation. Previously filed on April 24, 2006 with Post-Effective Amendment No. 12 to Form N-4 for Genworth Life of
           New York VA Separate Account 1, Registration No. 333-97085.

    (s) Form of Fund Participation Agreement between Genworth Life Insurance
        Company of New York and American Century Variable Portfolios II, Inc.
        Previously filed with Post-Effective Amendment No. 19 to Form N-4 for
        Genworth Life of New York VA Separate Account 1, Registration No.
        333-97085.

    (t) Form of Fund Participation Agreement between Genworth Life Insurance
        Company of New York and Goldman Sachs Variable Insurance Trust.
        Previously filed with Post-Effective Amendment No. 19 to Form N-4 for
        Genworth Life of New York VA Separate Account 1, Registration No.
        333-97085.

    (u) Fund Participation Agreement between Genworth Life Insurance Company of New York and Legg Mason Partners Variable Equity Trust. Previously filed on April 25, 2007 with Post-Effective Amendment No. 16 to Form
        N-4 for Genworth Life of New York VA Separate Account 1, Registration
        No. 333-97085.

    (v) Fund Participation Agreement between Genworth Life Insurance Company of New York and The Prudential Series Fund. Previously filed on April
        25, 2007 with Post-Effective Amendment No. 16 to Form N-4 for
        Genworth Life of New York VA Separate Account 1, Registration No.
        333-97085.

    (w) Fund Participation Agreement between Genworth Life Insurance Company of New York and The Universal Institutional Funds, Inc. Previously filed on April 25, 2007 with Post-Effective Amendment No. 16 to Form
        N-4 for Genworth Life of New York VA Separate Account 1, Registration
        No. 333-97085.

    (x) [Reserved.]

    (y) Form of Fund Participation Agreement between American Century
        Investment Services, Inc. and Genworth Life Insurance Company of New
        York regarding American Century Variable Portfolios II, Inc.
        Previously filed with Post-Effective Amendment No. 19 to Form N-4 for
        GE Capital Life Separate Account II, Registration No. 333-97085.

 (9)    Opinion and Consent of Heather C. Harker, Counsel for Genworth Life
        Insurance Company of New York. Previously filed on April 29, 2008 with Post-Effective Amendment No. 20 to Form N-4 for Genworth Life &
        Annuity VA Separate Account 1, Registration No. 333-97085.

(10) Consent of Independent Registered Public Accounting Firm. Previously filed on April 29, 2008 with Post-Effective Amendment No. 20 to Form
        N-4 for Genworth Life & Annuity VA Separate Account 1, Registration
        No. 333-97085.

(11)    Not Applicable.

(12)    Not Applicable.

(13)    Not Applicable.

(14)    Power of Attorney. Previously filed on April 29, 2008 with
        Post-Effective Amendment No. 20 to Form N-4 for Genworth Life &
        Annuity VA Separate Account 1, Registration No. 333-97085.

(15)    Power of Attorney for Kelly L. Groh. Filed herewith.


Item 25.  Directors and Officers of the Depositor

       Name                    Address                    Position with Company
       ----                    -------                     ---------------------
David J. Sloane..... 666 Third Avenue, 9th Floor  Director, Chairperson of the Board,
                     New York, New York 10017     President and Chief Executive Officer
James D. Atkins..... 700 Main Street              Director and Senior Vice President
                     Lynchburg, Virginia 24504
Marshal S. Belkin... 345 Kear Street              Director
                     Yorktown Heights,
                     New York 10598
Ward E. Bobitz...... 6620 West Broad Street       Director, Vice President and Assistant
                     Richmond, Virginia 23230     Secretary

       Name                     Address                        Position with Company
       ----                      -------                        ---------------------
  Richard I. Byer           11 Westwind Road                          Director
                           Yonkers, NY 10710
   Paul A. Haley         6610 West Broad Street      Director, Senior Vice President and Chief
                        Richmond, Virginia 23230                      Actuary
 Jerry S. Handler         151 West 40th Street                        Director
                        New York, New York 10018
   Isidore Sapir         449 Golden River Drive                       Director
                          Golden Lakes Village
                     West Palm Beach, Florida 33411
 Pamela S. Schutz        6610 West Broad Street        Director and Executive Vice President
                        Richmond, Virginia 23230
 Geoffrey S. Stiff       6610 West Broad Street          Director and Senior Vice President
                        Richmond, Virginia 23230
 Thomas M. Stinson       6630 West Broad Street        Director and President, Long Term Care
                        Richmond, Virginia 23230                      Division
Robert A. Straniere       300 East 57th Street                        Director
                        New York, New York 10022
 Terrence O. Jones        7 Times Square Tower                        Director
                               Suite 1906
                        New York, New York 10036
   Kelly L. Groh         6610 West Broad Street      Director, Senior Vice President and Chief
                        Richmond, Virginia 23230                 Financial Officer
  Brian J. Mason         6610 West Broad Street         Vice President and Chief Compliance
                        Richmond, Virginia 23230                      Officer
  Thomas E. Duffy        6610 West Broad Street      Senior Vice President, General Counsel and
                        Richmond, Virginia 23230                     Secretary
  Mark W. Griffin          3003 Summer Street        Senior Vice President and Chief Investment
                      Stamford, Connecticut 06904                     Officer
   John Connolly         6620 West Broad Street        Senior Vice President, Long Term Care
                        Richmond, Virginia 23230                      Division
 Elena K. Edwards           700 Main Street                    Senior Vice President
                       Lynchburg, Virginia 24504
William C. Goings,          700 Main Street                    Senior Vice President
        II             Lynchburg, Virginia 24504
Christopher J. Grady     6610 West Broad Street                Senior Vice President
                        Richmond, Virginia 23230
Patrick B. Kelleher      6620 West Broad Street                Senior Vice President
                        Richmond, Virginia 23230
  Scott J. McKay         6620 West Broad Street                Senior Vice President
                        Richmond, Virginia 23230
  Victor C. Moses           601 Union Street                   Senior Vice President
                               Suite 2200
                       Seattle, Washington 98101
   Leon E. Roday         6620 West Broad Street                Senior Vice President
                        Richmond, Virginia 23230
 James H. Reinhart       6610 West Broad Street                Senior Vice President
                        Richmond, Virginia 23230
 Heather C. Harker       6610 West Broad Street         Vice President and Associate General
                        Richmond, Virginia 23230                      Counsel
  Jac J. Amerell         6610 West Broad Street            Vice President and Controller
                        Richmond, Virginia 23230
  Gary T. Prizzia        6620 West Broad Street                      Treasurer
                        Richmond, Virginia 23230
 Matthew P. Sharpe       6610 West Broad Street                    Vice President
                        Richmond, Virginia 23230

Item 26. Persons Controlled by or Under Common Control With the Depositor or Registrant

                                  [FLOW CHART]



Item 27.  Number of Contractowners


   There were 961 owners of Qualified Contracts and 834 owners of Non-Qualified Contracts as of August 15, 2008.


Item 28. Indemnification

   (a) Article VII of the By-Laws of Genworth Life Insurance Company of New York provides that:

      1. To the fullest extent allowed under New York Law, including New York Business Corporation Law, the Company shall indemnify each director, officer and employee of this Company who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, arbitrative, or investigative (other than an action by or in the right of the Company) by reason of the fact that he is or was a director, officer or employee of the Company, or is or was serving at the request of the Company as a director, officer or employee of another company, partnership, joint venture, trust, employee benefit plan or other enterprise, against reasonable expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in the best interest of the Company, and with respect to any criminal action, had no reasonable cause to believe his conduct unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere, shall not of itself create a presumption that the person did not act in good faith, or in a manner opposed to the best interests of the Company, and, with respect to any criminal action or proceeding, had any reasonable cause to believe his conduct unlawful.

      2. To the fullest extent allowed under New York Law, including New York Business Corporation law, the Company shall indemnify each director, officer or employee of the Company who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the Company to procure a judgment in its favor by reason of the fact that he is or was a director, officer or employee of the Company, or is or was serving at the request of the Company as a director, officer or employee of another company, partnership, joint venture, trust, employee benefit plan or other enterprise, against reasonable expenses (including attorneys' fees) actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith for a purpose which he reasonably believed to be in the best interests of the Company.

      3. Notice to the Superintendent of Insurance for the State of New York of any payment of indemnification, advancement or allowance under Subsections 1 and 2 above shall be made at least thirty (30) days prior thereto in accordance with the requirements of Section 1216 of New York Insurance Law.

      4. For the purposes of this section, the Company shall be deemed to have requested a person to serve an employee benefit plan where the performance by such person of his duties to the Company also imposes duties on, or-otherwise involves services by, such person to the plan or participants or beneficiaries of the plan; excise taxes assessed on a person with respect to an employee benefit plan pursuant to applicable law shall be considered fines; and action taken or omitted by a person with respect to an employee benefit plan in the performance of such person's duties for a purpose reasonably believed by such person to be in the interests of the participants and beneficiaries of the plan shall be deemed to be for a purpose which is not opposed to the best interests of the Company.

      5. Any indemnification under Subsections 1 and 2 (unless ordered by a court) shall be made by the Company only as authorized in the specific case upon a determination that indemnification of the director, officer or employee is proper in the circumstances because he has met the applicable standard of conduct set forth in Subsections 1 and 2. Such determination shall be made:

          a. by the Board of Directors of the Company by a majority vote of a quorum consisting of the directors who were not parties to such action, suit or proceeding; or

          b. if such quorum is not obtainable, or even if obtainable, a quorum of disinterested directors so directs, (1) by the Board upon the opinion of independent legal counsel in a written opinion; or, (2) by the Stockholders of the Company.

      6. Expenses (including attorney's fees) incurred in defending an action, suit or proceeding, whether civil, criminal, administrative, arbitrative or investigative, may be paid by the Company in advance of the final disposition of such action, suit, or proceeding as authorized in the manner provided in Subsection 3 upon receipt of an undertaking by or on behalf of the director, officer or employee to repay such amount to the Company in case the person receiving the advancement or allowance is ultimately found not to be entitled to indemnification, or when indemnification is granted to the extent such advances exceed the indemnification to which he is entitled.

      7. The Company shall have the power to the fullest extent allowed under New York Law, including New York Business Corporation law, to indemnify any person referred to in this Section.

      8. Every reference herein to director, officer or employee shall include every director, officer or employee, or former director, officer or employee of the Company and its subsidiaries and shall enure to the benefit of the heirs, executors and administrators of such person.

      9. The foregoing rights and indemnification shall not be exclusive of any other rights and indemnifications to which the directors, officers and employees of the Company may be entitled according to law.

      10. Provisions of Article VII as set forth above shall constitute a contract between the Company and the directors.

   Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provision, or otherwise under circumstances where the burden of proof set forth in Section 11(b) of the Act has not been sustained, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.

                                    *  *  *

Item 29.  Principal Underwriter

   (a) Capital Brokerage Corporation is the principal underwriter of the contracts as defined in the Investment Company Act of 1940, and is also the principal underwriter for flexible premium variable annuity contracts and flexible premium single life and joint and last survivor variable life insurance policies issued through Genworth Life of New York VA Separate Account 1, Genworth Life of New York VA Separate Account 2 and Genworth Life of New York VL Separate Account 1.

   (b)


         Name                   Address             Positions and Offices with Underwriter
         ----                    -------            --------------------------------------
Christopher J. Grady... 6610 W. Broad St.         Director, President and Chief Executive
                        Richmond, VA 23230        Officer
Geoffrey S. Stiff...... 6610 W. Broad St.         Director and Senior Vice President
                        Richmond, VA 23230
John G. Apostle........ 6620 W. Broad St.         Director
                        Richmond, VA 23230
Patrick B. Kelleher.... 6610 W. Broad St.         Senior Vice President
                        Richmond, VA 23230
Victor C. Moses........ 601 Union Street,         Senior Vice President
                        Suite 2200
                        Seattle, WA 98101
Edward J. Wiles, Jr.... 3001 Summer St.,          Senior Vice President
                        2nd Floor
                        Stamford, CT 06905
Scott E. Wolfe......... 6620 W. Broad Street      Senior Vice President and Chief Compliance
                        Richmond, VA 23230        Officer
Kelly L. Groh.......... 6610 W. Broad Street      Chief Financial Officer
                        Richmond, Virginia 23230
James H. Reinhart...... 6610 W. Broad St.         Vice President
                        Richmond, VA 23230
Michele L. Trampe...... 6610 W. Broad St.         Vice President and Controller
                        Richmond, VA 23230
Gary T. Prizzia........ 6620 W. Broad Street      Treasurer
                        Richmond, VA 23230
Gabor Molnar........... 6610 W. Broad St.         Financial & Operations Principal
                        Richmond, VA 23230


   (c)

                                     (2)
            (1)                Net Underwriting       (3)            (4)
          Name of               Discounts and     Compensation    Brokerage      (5)
    Principal Underwriter        Commissions     on Redemption   Commissions Compensation
    ---------------------      ----------------   -------------  ----------- ------------
Capital Brokerage Corporation. Not Applicable    Not Applicable     10.0%    $17.9 million

Item 30.  Location of Accounts and Records

   All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules under it are maintained by Genworth Life Insurance Company of New York at its Service Center at 6610 West Broad Street, Richmond, Virginia 23230.

Item 31.  Management Services

   Not Applicable.

Item 32.  Undertakings

   (a) Registrant undertakes that it will file a post-effective amendment to this Registration Statement as frequently as necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

   (b) Registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

   (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Genworth Life Insurance Company of New York at the address or phone number listed in the Prospectus.

  STATEMENT PURSUANT TO SECTION 26(f) OF THE INVESTMENT COMPANY ACT OF 1940.

   (d) Genworth Life Insurance Company of New York hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Genworth Life Insurance Company of New York.

  SECTION 403(b) OF THE INTERNAL REVENUE REPRESENTATIONS

   Genworth Life Insurance Company of New York represents that in connection with its offering of contracts as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, as amended, it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, and that paragraphs numbered (1) through (4) of that letter will be complied with.

                                  SIGNATURES


   As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the County of Henrico, and Commonwealth of Virginia, on the 26th day of August, 2008.


                                   GENWORTH LIFE OF NEW YORK VA SEPARATE
                                   ACCOUNT 1
                                     (Registrant)

                                   By:          /s/  MATTHEW P. SHARPE
                                        ---------------------------------------
                                                   Matthew P. Sharpe
                                                    Vice President

                                   BY:  GENWORTH LIFE INSURANCE COMPANY OF
                                        NEW YORK
                                        (Depositor)

                                   By:          /s/  MATTHEW P. SHARPE
                                        ---------------------------------------
                                                   Matthew P. Sharpe
                                                    Vice President

   Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


       Signature                         Title                       Date
       ---------                         -----                        ----

 /s/  DAVID J. SLOANE*   Director, Chairperson of the Board,    August 26, 2008
------------------------   President and Chief Executive
    David J. Sloane        Officer

 /s/  JAMES D. ATKINS*   Director and Senior Vice President     August 26, 2008
------------------------
    James D. Atkins

/s/  MARSHAL S. BELKIN*  Director                               August 26, 2008
------------------------
   Marshal S. Belkin

 /s/  WARD E. BOBITZ*    Director, Vice President and           August 26, 2008
------------------------   Assistant Secretary
    Ward E. Bobitz

 /s/  RICHARD I. BYER*   Director                               August 26, 2008
------------------------
    Richard I. Byer

  /s/  PAUL A. HALEY*    Director, Senior Vice President and    August 26, 2008
------------------------   Chief Actuary
     Paul A. Haley

/s/  JERRY S. HANDLER*   Director                               August 26, 2008
------------------------
   Jerry S. Handler

  /s/  ISIDORE SAPIR*    Director                               August 26, 2008
------------------------
     Isidore Sapir

           Signature                      Title                   Date
           ---------                      -----                    ----

    /s/  PAMELA S. SCHUTZ*    Director and Executive Vice    August 26, 2008
   --------------------------   President
       Pamela S. Schutz

    /s/  GEOFFREY S. STIFF*   Director and Senior Vice       August 26, 2008
   --------------------------   President
       Geoffrey S. Stiff

    /s/  THOMAS M. STINSON*   Director and President, Long   August 26, 2008
   --------------------------   Term Care Division
       Thomas M. Stinson

   /S/  ROBERT A. STRANIERE*  Director                       August 26, 2008
   --------------------------
      Robert A. Straniere

    /S/  TERRENCE O. JONES*   Director                       August 26, 2008
   --------------------------
       Terrence O. Jones

      /S/  KELLY L. GROH*     Director, Senior Vice          August 26, 2008
   --------------------------   President and Chief
         Kelly L. Groh          Financial Officer

     /s/  JAC J. AMERELL*     Vice President and Controller  August 26, 2008
   --------------------------
        Jac J. Amerell



*By:  /s/  MATTHEW P. SHARPE  , pursuant to Power of         August 26, 2008
      ----------------------    Attorney executed on March
        Matthew P. Sharpe       31, 2008 and on August 15,
                                2008.